UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08234

TIFF Investment Program
(Exact name of registrant as specified in charter)

170 N. Radnor Chester Road, Suite 300, Radnor, PA	19087
(Address of principal executive offices)	(Zip code)

Richard J. Flannery, President and Chief Executive Officer 170 N. Radnor Chester Road, Suite 300, Radnor, PA 19087
(Name and address of agent for service)

Registrant's telephone number, including area code:	(610) 684-8000

Date of fiscal year end:	12/31/2017

Date of reporting period:	03/31/2017

Item 1. Schedule of Investments.

The schedule of investments for the period ending March 31, 2017 is filed herewith.

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2017

	Number of Shares	Value

Investments — 99.4% of net assets

Common Stocks — 53.6%

US Common Stocks — 21.4%

Aerospace & Defense — 0.3%
DigitalGlobe, Inc. (a)	322,800	$10,571,700
L3 Technologies, Inc.	9,768	1,614,553
NII Holdings, Inc. (a)	27,332	35,532
Northrop Grumman Corp.	6,113	1,453,916
Raytheon Co.	1,981	302,102
		13,977,803
Air Freight & Logistics — 0.0%
FedEx Corp.	8,642	1,686,486

Airlines — 0.9%
Alaska Air Group, Inc.	11,729	1,081,648
American Airlines Group, Inc.	78,212	3,308,368
Delta Air Lines, Inc.	596,289	27,405,442
Southwest Airlines Co.	28,137	1,512,645
United Continental Holdings, Inc. (a)	37,492	2,648,435
		35,956,538
Auto Components — 0.0%
Goodyear Tire & Rubber Co. (The)	26,169	942,084
Johnson Controls International plc	13,228	557,163
Nexteer Automotive Group, Ltd.	278,655	410,849
		1,910,096
Automobiles — 0.1%
Ford Motor Co.	66,864	778,297
General Motors Co.	47,196	1,668,851
Thor Industries, Inc.	1,079	103,724
		2,550,872
Beverages — 0.3%
Dr Pepper Snapple Group, Inc.	20,758	2,032,623
PepsiCo, Inc.	83,301	9,318,050
		11,350,673
Biotechnology — 0.1%
Amgen, Inc.	12,307	2,019,210
Biogen, Inc. (a)	5,908	1,615,365
Dynavax Technologies Corp. (a)	20,400	121,380

1

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2017

	Number of Shares	Value

Gilead Sciences, Inc.	27,934	$1,897,277
		5,653,232
Building Products — 0.2%
Masco Corp.	27,393	931,088
USG Corp. (a)	247,749	7,878,418
		8,809,506
Capital Markets — 0.1%
Charles Schwab Corp. (The)	22,620	923,122
Morgan Stanley	12,468	534,129
Northern Trust Corp.	8,795	761,471
		2,218,722
Chemicals — 0.6%
Air Products & Chemicals, Inc.	38,842	5,254,934
Calgon Carbon Corp.	364,000	5,314,400
Celanese Corp., Series A	1,873	168,289
CF Industries Holdings, Inc.	3,957	116,138
Dow Chemical Co. (The)	6,061	385,116
Ingevity Corp. (a)	608	36,997
LyondellBasell Industries NV, Class A	19,650	1,791,883
Monsanto Co.	5,008	566,905
Mosaic Co. (The)	361,843	10,558,579
Scotts Miracle-Gro Co. (The), Class A	4,440	414,652
Sherwin-Williams Co. (The)	2,795	866,981
Terravia Holdings, Inc. (a)	418,276	303,041
		25,777,915
Commercial Banks — 0.4%
Citizens Financial Group, Inc.	73,913	2,553,694
Huntington Bancshares Inc.	19,473	260,743
SunTrust Banks, Inc.	28,144	1,556,363
Wells Fargo & Co.	235,922	13,131,419
		17,502,219
Commercial Services & Supplies — 0.0%
Waste Management, Inc.	2,066	150,653

Communications Equipment — 0.3%
ARRIS International plc (a)	62,098	1,642,492
Cisco Systems, Inc.	43,932	1,484,902
CommScope Holding Co., Inc. (a)	21,789	908,819
EchoStar Corp., Class A (a)	58,358	3,323,488
NetScout Systems, Inc. (a)	56,561	2,146,490

2

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2017

	Number of Shares	Value

Viavi Solutions, Inc. (a)	105,612	$1,132,161
		10,638,352
Computers & Peripherals — 0.6%
Apple, Inc.	130,488	18,745,906
Hewlett Packard Enterprise Co.	34,055	807,103
HP, Inc.	99,195	1,773,607
NetApp, Inc.	11,465	479,810
Seagate Technology plc	25,977	1,193,124
Western Digital Corp.	3,589	296,200
		23,295,750
Construction & Engineering — 0.1%
Fluor Corp.	1,460	76,825
KBR, Inc.	82,585	1,241,253
Quanta Services, Inc. (a)	40,063	1,486,738
		2,804,816
Consumer Finance — 0.1%
American Express Co.	19,682	1,557,043
Capital One Financial Corp.	17,949	1,555,460
FirstCash, Inc.	5,064	248,896
Synchrony Financial	72,061	2,471,692
		5,833,091
Containers & Packaging — 0.1%
AptarGroup, Inc.	3,156	242,980
Avery Dennison Corp.	9,186	740,392
Crown Holdings, Inc. (a)	15,749	833,909
Sealed Air Corp.	49,051	2,137,643
WestRock Co.	5,492	285,749
		4,240,673
Diversified Consumer Services — 0.1%
Houghton Mifflin Harcourt Co. (a)	291,549	2,959,222
Sotheby's (a)	10,152	461,713
		3,420,935
Diversified Financial Services — 2.3%
Bank of America Corp.	1,620,326	38,223,490
Citigroup, Inc.	240,620	14,393,888
Conyers Park Acquisition Corp. (UNIT) (a)	121,762	1,349,123
JPMorgan Chase & Co.	461,191	40,511,018
Leucadia National Corp.	3,171	82,446

3

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2017

	Number of Shares	Value

Moody's Corp.	1,123	$125,821
		94,685,786
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	35,103	1,458,530
Level 3 Communications, Inc. (a)	39,893	2,282,677
Verizon Communications, Inc.	53,878	2,626,552
Zayo Group Holdings, Inc. (a)	43,825	1,441,843
		7,809,602
Electric Utilities — 0.1%
Duke Energy Corp.	6,831	560,210
Edison International	9,129	726,760
Entergy Corp.	17,177	1,304,765
Exelon Corp.	7,023	252,687
		2,844,422
Electrical Equipment — 0.3%
BWX Technologies, Inc.	169,200	8,053,920
Eaton Corp. plc	34,922	2,589,466
		10,643,386
Electronic Equipment, Instruments & Components — 0.6%
Corning, Inc.	25,544	689,688
Dolby Laboratories, Inc., Class A	76,579	4,013,506
FLIR Systems, Inc.	223,800	8,119,464
Knowles Corp. (a)	529,194	10,028,226
		22,850,884
Energy Equipment & Services — 0.0%
Ensco plc, Class A	30,416	272,223
Halliburton Co.	1,816	89,365
Helmerich & Payne, Inc.	14,808	985,769
		1,347,357
Food & Staples Retailing — 0.6%
Costco Wholesale Corp.	15,667	2,627,199
Kroger Co. (The)	15,998	471,781
Smart & Final Stores, Inc. (a)	154,662	1,871,410
Sysco Corp.	16,261	844,271
Wal-Mart Stores, Inc.	257,192	18,538,400
Walgreens Boots Alliance, Inc.	11,545	958,812
		25,311,873

4

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2017

	Number of Shares	Value

Food Products — 0.2%
ConAgra Foods, Inc.	4,102	$165,475
JM Smucker Co. (The)	64,786	8,492,149
Tyson Foods, Inc., Class A	5,217	321,941
		8,979,565
Health Care Equipment & Supplies — 1.0%
Baxter International, Inc.	26,962	1,398,249
CR Bard, Inc.	42,788	10,634,530
Halyard Health, Inc. (a)	105,400	4,014,686
IDEXX Laboratories, Inc. (a)	93,414	14,442,739
Stryker Corp.	89,071	11,726,197
		42,216,401
Health Care Providers & Services — 0.4%
Anthem, Inc.	21,412	3,541,117
Joint Corp. (The) (a)	36,477	153,203
Patterson Companies, Inc.	124,900	5,649,227
Quest Diagnostics, Inc.	13,892	1,364,055
Tenet Healthcare Corp. (a)	32,836	581,526
UnitedHealth Group, Inc.	5,896	967,003
VCA, Inc. (a)	22,800	2,086,200
		14,342,331
Health Care Technology — 0.2%
Allscripts Healthcare Solutions, Inc. (a)	492,397	6,243,594

Hotels, Restaurants & Leisure — 0.4%
Boyd Gaming Corp. (a)	9,498	209,051
Carnival Corp.	8,251	486,066
ILG, Inc.	3,894	81,618
Marriott International Inc., Class A	112,643	10,608,718
McDonald's Corp.	13,196	1,710,334
MGM Resorts International	156,739	4,294,649
Papa John's International, Inc.	2,272	181,851
Wyndham Worldwide Corp.	2,743	231,207
Yum China Holdings, Inc. (a)	295	8,024
		17,811,518
Household Durables — 0.0%
Mohawk Industries, Inc. (a)	2,248	515,894
TopBuild Corp. (a)	1,123	52,781
Whirlpool Corp.	1,219	208,851
		777,526

5

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2017

	Number of Shares	Value

Household Products — 0.2%
Colgate-Palmolive Co.	84,238	$6,165,379
Procter & Gamble Co. (The)	7,862	706,401
		6,871,780
Independent Power Producers & Energy Traders — 0.0%
AES Corp. (The)	121,855	1,362,339

Industrial Conglomerates — 0.2%
3M Co.	40,667	7,780,817

Insurance — 0.3%
Aflac, Inc.	10,938	792,130
Allstate Corp. (The)	20,693	1,686,273
American International Group, Inc.	59,216	3,696,855
Berkshire Hathaway, Inc., Class B (a)	10,822	1,803,811
Lincoln National Corp.	9,872	646,122
Loews Corp.	4,733	221,362
Markel Corp. (a)	500	487,930
MBIA, Inc. (a)	174,650	1,479,286
Prudential Financial, Inc.	6,906	736,732
Travelers Companies, Inc. (The)	4,119	496,504
Unum Group	14,393	674,888
		12,721,893
Internet & Catalog Retail — 0.9%
Amazon.com, Inc. (a)	35,486	31,459,758
Liberty Expedia Holdings, Inc., Class A (a)	1,233	56,077
Liberty Interactive Corp. QVC Group, Class A (a)	18,003	360,420
Liberty TripAdvisor Holdings, Inc., Class A (a)	8,256	116,410
Liberty Ventures, Series A (a)	1,845	82,066
Priceline.com, Inc. (a)	1,618	2,879,991
TripAdvisor, Inc. (a)	5,766	248,861
		35,203,583
Internet Software & Services — 1.3%
Alphabet, Inc., Class A (a)	23,195	19,664,721
Alphabet, Inc., Class C (a)	4,231	3,509,868
ChannelAdvisor Corp. (a)	237,502	2,648,147
CommerceHub, Inc., Series A (a)	464	7,183
CommerceHub, Inc., Series C (a)	928	14,412
Cornerstone OnDemand, Inc. (a)	69,548	2,704,722
eBay, Inc. (a)	77,452	2,600,063
Facebook, Inc., Class A (a)	122,653	17,422,859
Pandora Media, Inc. (a)	371,488	4,387,273

6

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2017

	Number of Shares	Value

VeriSign, Inc. (a)	17,215	$1,499,599
		54,458,847
IT Services — 0.7%
Alliance Data Systems Corp.	1,939	482,811
Automatic Data Processing, Inc.	87,467	8,955,746
Cognizant Technology Solutions Corp., Class A (a)	8,019	477,291
Computer Sciences Corp.	42,605	2,940,171
CoreLogic, Inc. (a)	13,502	549,802
EPAM Systems, Inc. (a)	7,965	601,517
Gartner Group, Inc. (a)	4,840	522,672
Genpact, Ltd.	1,615	39,987
Hackett Group, Inc. (The)	32,366	630,813
PayPal Holdings, Inc. (a)	42,367	1,822,628
Teradata Corp. (a)	26,648	829,286
Visa, Inc., Class A	118,560	10,536,427
		28,389,151
Leisure Equipment & Products — 0.1%
Hasbro, Inc.	44,828	4,474,731

Life Sciences Tools & Services — 0.5%
Bio-Rad Laboratories, Inc., Class A (a)	2,563	510,908
Cambrex Corp. (a)	14,736	811,217
PerkinElmer, Inc.	97,050	5,634,723
VWR Corp. (a)	170,900	4,819,380
Waters Corp. (a)	66,260	10,357,101
		22,133,329
Machinery — 0.3%
Actuant Corp., Class A	22,511	593,165
Flowserve Corp.	36,034	1,744,766
Graco, Inc.	3,678	346,247
Hyster-Yale Materials Handling, Inc.	44,821	2,527,456
Lindsay Corp.	75,000	6,609,000
		11,820,634
Marine — 0.0%
Kirby Corp. (a)	2,008	141,665
Scorpio Bulkers, Inc. (a)	28,221	259,633
		401,298
Media — 2.1%
AMC Networks, Inc., Class A (a)	198,600	11,653,848
CBS Corp., Class B	70,300	4,876,008
Charter Communications, Inc., Class A (a)	807	264,147
Comcast Corp., Class A	754,610	28,365,790

7

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2017

	Number of Shares	Value

Discovery Communications, Inc., Series A (a)	48,731	$1,417,585
Iheartmedia, Inc. (a)	17,662	64,290
Liberty Braves Group, Class A (a)	780	18,673
Liberty Braves Group, Class C (a)	1,346	31,833
Liberty Broadband Corp., Class A (a)	3,458	294,241
Liberty Broadband Corp., Class C (a)	3,122	269,741
Liberty Media Group, Class A (a)	1,295	42,347
Liberty Media Group, Class C (a)	1,561	53,308
Liberty SiriusXM Group, Class A (a)	9,809	381,766
Liberty SiriusXM Group, Class C (a)	8,108	314,428
Lions Gate Entertainment Corp., Class A	233,197	6,193,712
Lions Gate Entertainment Corp., Class B (a)	234,031	5,705,676
Live Nation Entertainment, Inc. (a)	364,513	11,070,260
Scripps Networks Interactive, Inc., Class A	1,734	135,894
Tribune Media Co., Class A	8,279	308,558
tronc, Inc. (a)	1,405	19,558
Walt Disney Co. (The)	112,173	12,719,296
		84,200,959
Metals & Mining — 0.3%
Compass Minerals International, Inc.	80,009	5,428,611
Freeport-McMoRan, Inc. (a)	15,278	204,114
Royal Gold, Inc.	67,087	4,699,444
Southern Copper Corp.	7,998	287,048
		10,619,217
Multi-Utilities — 0.0%
CenterPoint Energy, Inc.	3,774	104,049

Oil, Gas & Consumable Fuels — 0.4%
Apache Corp.	1,353	69,531
Chevron Corp.	8,589	922,201
Cloud Peak Energy, Inc. (a)	276,144	1,264,740
Exxon Mobil Corp.	2,990	245,210
Marathon Petroleum Corp.	29,332	1,482,439
Murphy Oil Corp.	9,241	264,200
Peabody Energy Corp. (a)	81,745	55,587
Southwestern Energy Co. (a)	39,055	319,079
Tesoro Corp.	17,591	1,425,926
Valero Energy Corp.	23,961	1,588,375
WPX Energy, Inc. (a)	687,600	9,206,964
		16,844,252
Paper & Forest Products — 0.0%
International Paper Co.	2,733	138,782
Louisiana-Pacific Corp. (a)	6,290	156,118
		294,900

8

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2017

	Number of Shares	Value

Personal Products — 0.0%
Coty, Inc., Class A	4,477	$81,168

Pharmaceuticals — 0.6%
Allergan plc	4,445	1,061,999
Bristol-Myers Squibb Co.	5,511	299,688
Catalent, Inc. (a)	150,300	4,256,496
Johnson & Johnson	92,111	11,472,425
Merck & Co., Inc.	38,751	2,462,239
Pfizer, Inc.	105,719	3,616,647
		23,169,494
Professional Services — 0.0%
Verisk Analytics, Inc. (a)	4,562	370,161

Real Estate — 0.1%
CBRE Group, Inc., Class A (a)	101,905	3,545,275

Real Estate Investment Trusts (REITs) — 0.1%
Host Hotels & Resorts, Inc.	82,735	1,543,835
SL Green Realty Corp.	12,157	1,296,179
Starwood Property Trust, Inc.	147,419	3,328,721
		6,168,735
Road & Rail — 0.0%
Avis Budget Group, Inc. (a)	5,147	152,248
Hertz Global Holdings, Inc. (a)	1,548	27,152
Kansas City Southern	2,260	193,818
Union Pacific Corp.	8,222	870,874
		1,244,092
Semiconductors & Semiconductor Equipment — 0.7%
Applied Materials, Inc.	45,525	1,770,922
Cabot Microelectronics Corp.	31,200	2,390,232
Entegris, Inc. (a)	408,850	9,567,090
Intel Corp.	84,054	3,031,828
Lam Research Corp.	12,801	1,643,136
Micron Technology, Inc. (a)	76,143	2,200,533
Texas Instruments, Inc.	2,568	206,878
Veeco Instruments, Inc. (a)	9,980	297,903
Versum Materials, Inc. (a)	239,130	7,317,378
		28,425,900
Software — 0.9%
Activision Blizzard, Inc.	11,189	557,884
CA, Inc.	17,968	569,945

9

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2017

	Number of Shares	Value

Citrix Systems, Inc. (a)	16,090	$1,341,745
FireEye, Inc. (a)	874,700	11,029,967
Intuit, Inc.	13,058	1,514,598
Microsoft Corp.	232,235	15,294,997
MicroStrategy, Inc., Class A (a)	22,384	4,203,715
Oracle Corp.	13,322	594,294
		35,107,145
Specialty Retail — 0.4%
Abercrombie & Fitch Co., Class A	121,522	1,449,757
Advance Auto Parts, Inc.	1,028	152,411
Bed Bath & Beyond, Inc.	30,396	1,199,426
Best Buy Co., Inc.	31,760	1,561,004
Destination XL Group, Inc. (a)	225,688	643,211
Dick's Sporting Goods, Inc.	38,897	1,892,728
L Brands, Inc.	34,676	1,633,240
Lowe's Companies, Inc.	30,917	2,541,687
Office Depot, Inc.	310,834	1,450,041
Staples, Inc.	160,394	1,406,655
Tractor Supply Co.	13,931	960,821
Urban Outfitters, Inc. (a)	32,800	779,328
		15,670,309
Textiles, Apparel & Luxury Goods — 0.1%
Coach, Inc.	4,542	187,721
Hanesbrands, Inc.	18,217	378,185
Nike, Inc., Class B	59,814	3,333,434
Ralph Lauren Corp.	5,194	423,934
		4,323,274
Thrifts & Mortgage Finance — 0.1%
Fannie Mae (a)	91,730	238,498
Ladder Capital Corp., Class A	159,977	2,310,068
		2,548,566
Tobacco — 0.4%
Altria Group, Inc.	25,874	1,847,921
Philip Morris International, Inc.	112,921	12,748,781
		14,596,702
Trading Companies & Distributors — 0.1%
Herc Holdings, Inc. (a)	515	25,178
NOW, Inc. (a)	210,857	3,576,135
United Rentals, Inc. (a)	1,945	243,222

10

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2017

	Number of Shares	Value

W.W. Grainger, Inc.	1,764	$410,589
		4,255,124
Total US Common Stocks (Cost $783,474,269)		870,830,301

Foreign Common Stocks — 32.2%

Australia — 0.3%
ALS, Ltd.	44,899	210,117
Alumina, Ltd.	104,781	143,183
Asaleo Care, Ltd.	75,932	102,061
BHP Billiton, Ltd.	7,899	144,201
BlueScope Steel, Ltd.	32,354	302,733
Brambles, Ltd.	29,035	207,075
carsales.com, Ltd.	10,891	92,824
Cleanaway Waste Management, Ltd.	259,153	237,385
Coca-Cola Amatil, Ltd.	38,959	321,891
Cover-More Group, Ltd.	39,666	58,905
DuluxGroup, Ltd.	4,463	22,256
Fairfax Media, Ltd.	172,843	135,216
GUD Holdings, Ltd.	6,618	59,827
Iluka Resources, Ltd.	25,571	148,771
Metcash, Ltd. (a)	97,619	183,897
Newcrest Mining, Ltd.	586,207	10,075,350
Orica, Ltd.	34,800	467,640
QBE Insurance Group, Ltd. - ASE Shares	10,503	103,000
Santos, Ltd.	16,535	47,757
Scentre Group	75,827	248,465
Spotless Group Holdings, Ltd.	102,136	84,408
		13,396,962
Austria — 0.1%
Andritz AG	3,002	150,438
Erste Group Bank AG	6,430	209,408
IMMOFINANZ AG (a)	1,829,111	3,501,010
Oesterreichische Post AG	6,307	251,529
Wienerberger AG	18,992	402,752
		4,515,137
Belgium — 0.0%
Anheuser-Busch InBev SA/NV	10,662	1,171,324
Greenyard NV	4,954	94,576
UCB SA	4,246	329,364
		1,595,264
Bermuda — 0.0%
Golar LNG, Ltd.	4,910	137,137
Signet Jewelers, Ltd.	3,475	240,713
		377,850

11

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2017

	Number of Shares	Value

Brazil — 0.3%
Ambev SA - ADR	56,800	$327,168
BrasilAgro - Co. Brasileira de Propriedades Agricolas	179,900	688,431
Centrais Eletricas Brasileiras SA (a)	186,700	1,019,795
CVC Brasil Operadora e Agencia de Viagens SA	182,455	1,684,325
Localiza Rent a Car SA	22,901	304,825
Magnesita Refratarios SA (a)	51,047	411,233
MRV Engenharia e Participacoes SA	32,144	147,444
Odontoprev SA	58,310	210,472
Petroleo Brasileiro SA (a)	56,723	274,501
Porto Seguro SA	18,195	165,118
SLC Agricola SA	549,618	3,128,535
Smiles SA	116,000	2,349,198
Sul America SA (UNIT)	13,560	72,292
WEG SA	34,635	192,503
		10,975,840
Canada — 1.7%
Aimia, Inc.	14,505	98,165
Air Canada (a)	12,290	127,535
Barrick Gold Corp. - NYSE Shares	186,175	3,535,463
Bear Creek Mining Corp. (a)	380,874	653,001
Cameco Corp.	834,641	9,239,476
Canadian Natural Resources, Ltd. - NYSE Shares	16,887	552,889
Centerra Gold, Inc.	691,588	3,978,380
Denison Mines Corp. (a)	2,041,459	1,258,786
Dundee Corp., Class A (a)	405,126	1,239,886
Dundee Precious Metals, Inc. (a)	644,250	1,366,158
Fairfax Financial Holdings, Ltd.	417	189,772
Fission Uranium Corp. (a)	2,159,500	1,364,049
Gabriel Resources, Ltd. (a)	1,962,000	590,142
Goldcorp., Inc.	104,781	1,528,755
Imperial Oil, Ltd.	21,486	654,670
Ivanhoe Mines, Ltd., Class A (a)	500,586	1,746,602
Kinross Gold Corp. - NYSE Shares (a)	1,625,783	5,706,498
Kinross Gold Corp. - TSX Shares (a)	52,115	183,795
Lundin Gold, Inc. (a)	900,000	4,121,517
Magna International, Inc.	25,858	1,116,031
MEG Energy Corp. (a)	527,864	2,675,342
New Gold, Inc. (a)	263,835	786,228
NexGen Energy, Ltd. (a)	139,962	331,526
Northern Dynasty Minerals, Ltd. - TSX Shares (a)	2,256,947	3,173,659
NOVAGOLD Resources, Inc. (a)	201,971	983,599
Onex Corp.	4,491	322,342
PrairieSky Royalty, Ltd.	179	3,777
Rogers Communications, Inc., Class B	27,639	1,222,073
Seabridge Gold, Inc. (a)	206,660	2,273,516
Silver Wheaton Corp.	223,505	4,657,844
Sprott, Inc.	2,586,058	4,336,511
Suncor Energy, Inc.	23,109	709,509
Teck Resources, Ltd., Class B	15,801	346,042

12

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2017

	Number of Shares	Value

Turquoise Hill Resources, Ltd. (a)	1,159,782	$3,560,531
Uranium Participation Corp. (a)	1,643,208	5,016,674
		69,650,743
Chile — 0.1%
Antofagasta plc	112,529	1,172,725
CAP SA	107,608	1,266,264
Inversiones La Construccion SA	37,545	503,142
Vina Concha y Toro SA	320,532	544,036
		3,486,167
China — 4.8%
361 Degrees International, Ltd.	584,098	211,904
3SBio, Inc. (a) (b)	476,000	588,647
Agile Property Holdings, Ltd.	851,722	737,270
Air China, Ltd.	426,000	344,817
Ajisen China Holdings, Ltd.	143,000	55,546
Aluminum Corp. of China, Ltd., Class H (a)	145,415	71,026
Anhui Conch Cement Co., Ltd., Class A	898,609	2,705,424
Asia Plastic Recycling Holding, Ltd.	828,276	439,427
Autohome, Inc. - ADR (a)	13,300	422,541
Baidu, Inc. - SPADR (a)	3,557	613,654
Bank of China, Ltd., Class A	8,092,500	4,349,407
Bank of China, Ltd., Class H	2,657,000	1,319,213
Bank of Chongqing Co., Ltd., Class H	321,000	277,935
Baoye Group Co., Ltd., Class H	102,182	74,017
BBMG Corp., Class A	4,273,529	2,886,303
Beijing Originwater Technology Co., Ltd., Class A	439,405	1,034,149
Bitauto Holdings, Ltd. - ADR (a)	2,100	53,781
BYD Electronic International Co., Ltd.	218,000	302,887
Central China Real Estate, Ltd.	534,000	131,917
Changgang Dunxin Enterprise Co., Ltd. (a) (c)	4,640,000	149,263
Cheetah Mobile, Inc. - ADR (a)	26,100	280,314
China Aoyuan Property Group, Ltd.	1,562,046	470,086
China CITIC Bank Corp, Ltd., Class H	2,258,000	1,495,578
China Communications Services Corp., Ltd., Class H	1,626,000	1,065,130
China Construction Bank Corp., Class A	5,677,196	4,892,572
China Construction Bank Corp., Class H	362,000	291,031
China CYTS Tours Holding Co., Ltd., Class A	804,398	2,547,567
China Distance Education Holdings, Ltd. - ADR	26,264	267,893
China Eastern Airlines Corp, Ltd., Class H	3,388,000	2,005,090
China Greenfresh Group Co., Ltd.	549,084	258,569
China International Travel Service Corp., Ltd., Class A	232,140	1,914,415
China Lesso Group Holdings, Ltd.	1,154,426	975,771
China Mengniu Dairy Co., Ltd.	66,000	136,635
China Merchants Bank Co., Ltd., Class H	375,500	992,551
China National Materials Co., Ltd., Class H	1,852,000	611,933
China Oilfield Services, Ltd., Class H	1,740,000	1,672,450
China Pacific Insurance Group Co., Ltd., Class H	487,400	1,758,521
China Pioneer Pharma Holdings, Ltd.	274,000	109,280
China Resources Beer Holdings Co., Ltd. (a)	62,352	141,770

13

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2017

	Number of Shares	Value

China Shineway Pharmaceutical Group, Ltd.	319,690	$349,610
China Telecom Corp, Ltd., Class H	1,012,000	490,777
China Vanke Co., Ltd., Class H	1,395,600	3,769,931
China XD Plastics Co., Ltd. (a)	34,669	169,878
China Yongda Automobiles Services Holdings, Ltd., Series C	588,901	552,266
China Yurun Food Group, Ltd. (a)	4,853,000	736,800
CIFI Holdings Group Co., Ltd.	3,130,000	1,216,073
CITIC Securities Co., Ltd., Class H	1,431,000	2,945,445
CNOOC, Ltd.	1,003,000	1,200,421
Coland Holdings, Ltd.	25,000	37,434
Consun Pharmaceutical Group, Ltd.	297,133	172,040
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	4,000,621	2,259,344
Cosmo Lady China Holdings Co., Ltd. (b)	394,000	118,174
Ctrip.com International, Ltd. - ADR (a)	3,248	159,639
FIH Mobile, Ltd.	1,123,000	437,926
Foshan Haitian Flavouring & Food Co., Ltd., Class A	181,578	917,313
Fufeng Group, Ltd.	598,822	482,337
GoerTek, Inc., Class A	567,630	2,803,640
Goodbaby International Holdings, Ltd.	252,878	123,040
Grandblue Environment Co., Ltd., Class A	1,062,488	2,182,200
Great Wall Motor Co., Ltd., Class H	2,623,000	2,992,551
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,735,341	7,981,994
Green Seal Holding, Ltd.	200,000	1,090,528
Griffin Mining, Ltd. (a)	571,129	398,886
Guangdong Electric Power Development Co., Ltd., Class B	524,100	246,321
Guangshen Railway Co., Ltd., Class H	4,712,000	2,844,499
Guangzhou R&F Properties Co., Ltd., Class H	849,200	1,326,811
Guolian Securities Co., Ltd., Class H	522,500	283,763
Haitian International Holdings, Ltd.	271,454	631,535
Haitong Securities Co., Ltd., Class H	2,041,400	3,450,919
Hisense Kelon Electrical Holdings Co., Ltd., Class H	553,745	812,032
Hollysys Automation Technologies, Ltd.	68,195	1,154,541
Hongfa Technology Co., Ltd., Class A	326,955	1,731,045
Hua Hong Semiconductor, Ltd. (b)	1,411,096	1,978,902
Huatai Securities Co., Ltd., Class H (b)	956,600	1,860,682
Huayu Automotive Systems Co., Ltd., Class A	546,917	1,446,745
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	1,680,864	4,611,778
JD.com, Inc. - ADR (a)	33,233	1,033,879
Jiangsu Expressway Co., Ltd., Class H	206,000	295,789
Jiangsu Hengrui Medicine Co., Ltd., Class A	715,744	5,643,066
Johnson Electric Holdings, Ltd.	30,232	90,242
Kweichow Moutai Co., Ltd., Class A	68,473	3,838,958
Leoch International Technology, Ltd.	267,854	58,593
Li Ning Co., Ltd. (a)	271,541	159,587
Livzon Pharmaceutical Group, Inc., Class H	172,000	1,011,892
Logan Property Holdings Co., Ltd.	1,256,191	662,622
Midea Group Co., Ltd., Class A	110,600	534,400
Nam Tai Property, Inc.	20,037	138,255
NetEase, Inc. - ADR	23,431	6,654,404
New China Life Insurance Co., Ltd., Class H	86,900	413,649
New Oriental Education & Technology Group, Inc. - SPADR (a)	21,700	1,310,246
Noah Holdings, Ltd. - ADR (a)	6,161	156,366
NVC Lighting Holding, Ltd.	6,484,000	792,451

14

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2017

	Number of Shares	Value

PICC Property & Casualty Co., Ltd., Class A	2,464,000	$3,796,036
Ping An Insurance Group Co. of China, Ltd., Class A	920,100	4,939,295
Ping An Insurance Group Co. of China, Ltd., Class H	1,208,000	6,759,087
Poly Real Estate Group Co., Ltd., Class A	2,561,606	3,547,626
Powerlong Real Estate Holdings, Ltd.	779,188	295,208
Qingdao Port International Co., Ltd., Class H (b)	985,507	547,761
SAIC Motor Corp, Ltd., Class A	695,731	2,562,466
Shandong Weigao Group Medical Polymer Co., Ltd.,Class H	897,234	641,627
Shanghai International Airport Co., Ltd., Class A	1,184,829	5,153,941
Shanghai Prime Machinery Co., Ltd., Class H	783,806	161,320
Shenzhen Airport Co., Ltd., Class A	1,699,920	2,175,527
Shenzhen Expressway Co., Ltd., Class H	1,650,000	1,494,420
Shenzhou International Group Holdings, Ltd.	1,085,835	6,853,800
Sihuan Pharmaceutical Holdings Group, Ltd.	1,247,000	473,351
Sino-Ocean Group Holding, Ltd.	867,423	407,476
Sinotruk Hong Kong, Ltd.	395,063	296,298
TAL Education Group - ADR (a)	72,892	7,768,100
Tasly Pharmaceutical Group Co., Ltd., Class A	187,567	1,088,336
Tencent Holdings, Ltd.	583,300	16,743,580
Tianneng Power International, Ltd.	1,176,000	1,068,452
Times Property Holdings, Ltd.	817,444	578,384
Tingyi Cayman Islands Holding Corp.	541,668	679,736
TravelSky Technology, Ltd., Class H	28,000	66,139
Tsingtao Brewery Co., Ltd., Class H	56,600	260,575
Vipshop Holdings, Ltd. - ADR (a)	12,162	162,241
Want Want China Holdings, Ltd.	300,529	208,015
Weibo Corp. - SPADR (a)	6,800	354,824
Weiqiao Textile Co., Ltd., Class H (c)	900,088	647,429
Wuliangye Yibin Co., Ltd., Class A	496,418	3,097,300
Xinyuan Real Estate Co., Ltd. - ADR	55,023	242,651
Yangzijiang Shipbuilding Holdings, Ltd.	2,179,800	1,760,922
Yusin Holding Corp.	40,000	125,716
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	149,906	1,094,114
Zhengzhou Yutong Bus Co., Ltd., Class A	509,762	1,589,479
		195,059,735
Colombia — 0.0%
Almacenes Exito SA	64,580	344,130
Grupo Nutresa SA	32,498	275,585
		619,715
Cyprus — 0.0%
Hellenic Bank plc (a)	82,361	74,683
TCS Group Holding plc - GDR (d)	117,915	1,244,016
		1,318,699
Czech Republic — 0.0%
Philip Morris CR AS	976	522,887

15

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2017

	Number of Shares	Value

Denmark — 0.4%
AP Moller - Maersk A/S, Class B	281	$464,918
Bang & Olufsen A/S, Class B (a)	22,656	313,007
Carlsberg A/S, Class B	7,156	660,282
Coloplast A/S, Class B	18,968	1,481,336
Danske Bank A/S	4,324	147,474
GN Store Nord (GN Great Nordic) A/S	42,744	999,157
ISS A/S	17,207	649,637
Novo Nordisk A/S, Class B	204,783	7,040,308
Vestas Wind Systems A/S	23,029	1,874,317
William Demant Holding A/S (a)	33,663	703,471
		14,333,907
Finland — 0.2%
Amer Sports Oyj	7,446	168,352
Kone Oyj, Class B	159,690	7,015,677
Metso Oyj	6,593	199,428
Sampo Oyj, Class A	36,004	1,709,511
UPM-Kymmene Oyj	4,141	97,449
Valmet Corp.	5,265	81,824
Wartsila Corp.	5,412	289,436
		9,561,677
France — 1.0%
Airbus SE	10,559	803,533
Areva SA (a)	148,339	703,452
AXA SA	20,978	542,866
BNP Paribas SA	17,900	1,192,292
Edenred SA	16,615	392,808
Electricite de France SA	1,158,005	9,715,811
Elis SA	5,053	99,295
Eurazeo SA	1,729	113,863
Eurofins Scientific	1,468	638,874
Groupe Eurotunnel SE	68,602	690,548
Imerys SA	1,056	89,641
JCDecaux SA	5,373	189,361
L'Oreal SA	42,258	8,121,717
Legrand SA	27,345	1,649,917
Neopost SA	7,227	277,486
Renault SA	2,387	207,380
Rothschild & Co.	4,812	137,910
Safran SA	23,730	1,772,899
Sanofi SA	13,824	1,250,747
Societe BIC SA	2,705	337,054
Societe Generale SA	3,031	154,146
Technicolor SA	8,191	37,741
Teleperformance	194	20,955
Thales SA	3,793	366,856
Total SA	5,065	255,878
Vallourec SA (a)	14,324	95,276
Vicat SA	2,238	158,827

16

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2017

	Number of Shares	Value

Virbac SA (a)	223	$34,943
Vivendi SA	525,774	10,230,500
Worldline SA/France (a) (b)	11,062	344,724
Zodiac Aerospace	23,181	580,219
		41,207,519
Georgia — 0.0%
BGEO Group plc	1,557	62,856

Germany — 1.3%
Adidas AG	3,971	755,173
Allianz SE	3,152	583,871
Aurelius AG	2,882	125,164
Axel Springer AG	8,205	453,318
BASF SE	12,426	1,231,753
Bayer AG	1,716	197,803
Bayerische Motoren Werke AG	10,567	963,929
Brenntag AG	10,516	589,806
Commerzbank AG	8,631	77,995
Continental AG	1,244	272,719
CTS Eventim AG	9,260	358,219
Deutsche Bank AG (a)	4,244	73,119
Deutsche Telekom AG	64,898	1,137,155
Deutsche Wohnen AG	205,500	6,767,075
Deutz AG	12,294	84,875
Fielmann AG	2,365	182,794
Fresenius Medical Care AG & Co.	17,770	1,498,553
GEA Group AG	2,914	123,733
Gerresheimer AG	1,469	116,369
Hannover Rueckversicherung AG	1,135	130,883
Leoni AG	2,012	103,415
MTU Aero Engines AG	6,755	878,800
SAP AG	10,633	1,043,355
Symrise AG	4,923	327,401
TUI AG	40,985	568,771
TUI AG - Xetra Shares	14,071	194,685
Vonovia SE	899,235	31,690,111
Wacker Neuson SE	22,197	497,843
zooplus AG (a)	2,122	311,529
		51,340,216
Greece — 0.2%
Diana Shipping, Inc. (a)	469,977	2,171,294
Ellaktor SA (a)	7,895	10,949
Hellenic Exchanges - Athens Stock Exchange SA Holdings	23,043	113,560
Motor Oil Hellas Corinth Refineries SA	108,793	1,856,306
OPAP SA	15,035	140,170
Piraeus Bank SA (a)	503,937	91,326
Titan Cement Co. SA	3,004	76,443
Tsakos Energy Navigation, Ltd.	405,037	1,940,127
		6,400,175

17

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2017

	Number of Shares	Value

Hong Kong — 1.0%
AIA Group, Ltd.	76,601	$482,830
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	324,848	435,507
Cathay Pacific Airways, Ltd.	1,290,000	1,872,732
CECEP COSTIN New Materials Group, Ltd. (c)	1,736,000	131,794
China Merchants Holdings International Co., Ltd.	8,744	25,592
China Mobile, Ltd.	24,500	269,493
China Power International Development, Ltd.	744,000	276,637
China Resources Power Holdings Co., Ltd.	174,062	313,956
China Travel International Investment Hong Kong, Ltd.	1,406,000	425,100
China Water Affairs Group, Ltd.	1,268,845	836,131
CK Hutchison Holdings, Ltd.	61,639	758,176
Comba Telecom Systems Holdings, Ltd.	1,295,385	211,719
CP Pokphand Co., Ltd.	4,212,000	384,747
Dairy Farm International Holdings, Ltd.	13,400	121,673
Dawnrays Pharmaceutical Holdings, Ltd.	435,989	253,013
Esprit Holdings, Ltd. (a)	1,291,130	1,081,801
First Pacific Co., Ltd.	222,000	161,046
Guoco Group, Ltd.	93,000	1,077,099
Haitong International Securities Group, Ltd.	986,000	579,623
Hang Lung Properties, Ltd.	669,500	1,743,648
Henderson Land Development Co., Ltd.	67,404	417,543
Hong Kong & Shanghai Hotels, Ltd. (The)	643,316	756,666
Hua Han Health Industry Holdings, Ltd. (a) (c)	7,412,000	505,483
Huabao International Holdings, Ltd. (a)	307,021	179,366
Jardine Matheson Holdings, Ltd.	42,495	2,730,396
Jardine Strategic Holdings, Ltd.	50,710	2,129,854
Ju Teng International Holdings, Ltd.	1,275,998	523,618
K Wah International Holdings, Ltd.	972,201	645,374
Kerry Properties, Ltd.	384,000	1,330,410
Kingboard Chemical Holdings, Ltd.	669,000	2,470,854
Kingboard Laminates Holdings, Ltd.	1,501,613	1,946,657
Li & Fung, Ltd.	6,256,000	2,716,463
Midland Holdings, Ltd. (a)	1,433,549	381,693
Midland IC&I, Ltd. (a)	9,344,535	61,304
New World Development Co., Ltd.	1,052,785	1,298,038
Nine Dragons Paper Holdings, Ltd.	308,817	332,026
Pacific Basin Shipping, Ltd. (a)	1,574,422	334,169
PAX Global Technology, Ltd.	2,498,000	1,597,257
Real Nutriceutical Group, Ltd.	2,325,000	155,499
Sino Biopharmaceutical, Ltd.	3,364,000	2,769,801
SmarTone Telecommunications Holdings, Ltd.	695,350	896,467
Stella International Holdings, Ltd.	12,980	21,447
Techtronic Industries Co., Ltd.	8,000	32,348
Television Broadcasts, Ltd.	204,502	826,077
Texhong Textile Group, Ltd.	230,717	309,273
Tianjin Development Holdings, Ltd.	622,820	318,062
Tianjin Port Development Holdings, Ltd.	1,008,000	169,863
WH Group, Ltd. (b)	385,500	332,263
Wheelock & Co., Ltd.	77,688	614,197
Yuexiu Transport Infrastructure, Ltd.	736,000	566,918
		38,811,703

18

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2017

	Number of Shares	Value

Hungary — 0.0%
OTP Bank plc	13,301	$371,778

India — 0.6%
Apollo Tyres, Ltd.	700,726	2,253,312
Axis Bank, Ltd.	4,887	37,020
Axis Bank, Ltd. - GDR (d)	8,604	326,522
Bata India, Ltd.	50,481	442,752
Bharti Airtel, Ltd.	9,864	52,914
Bombay Burmah Trading Co.	13,920	183,058
Century Enka, Ltd.	72,609	478,999
CESC, Ltd.	9,436	122,409
Chennai Petroleum Corp., Ltd.	205,679	1,156,153
Cosmo Films, Ltd.	73,953	426,372
Dish TV India, Ltd. (a)	125,424	207,326
GHCL, Ltd.	137,493	562,140
Great Eastern Shipping Co., Ltd. (The)	39,279	252,992
HCL Technologies, Ltd.	28,658	386,987
ICICI Bank, Ltd.	90,221	384,697
IDFC, Ltd. (a)	333,277	279,806
Infosys, Ltd. - SPADR	21,200	334,960
Jammu & Kashmir Bank, Ltd. (The)	327,154	380,869
Kakatiya Cement Sugar & Industries, Ltd.	37,311	179,117
LIC Housing Finance, Ltd.	52,286	496,822
Lincoln Pharmaceuticals, Ltd.	45,731	165,174
Man Industries India, Ltd.	130,096	93,117
Manappuram Finance, Ltd.	1,346,867	2,040,805
Merck Ltd/India	3,661	58,589
MRF, Ltd.	1,524	1,436,998
Natco Pharma, Ltd.	29,527	386,103
National Aluminium Co., Ltd.	766,943	906,041
NHPC, Ltd.	800,567	396,976
Oil India, Ltd.	42,544	219,038
Phillips Carbon Black, Ltd.	39,054	198,580
Power Finance Corp., Ltd.	838,098	1,884,229
Punjab National Bank (a)	105,081	243,077
Rain Industries, Ltd.	293,199	495,479
Reliance Infrastructure, Ltd.	130,762	1,142,790
Rural Electrification Corp., Ltd.	880,235	2,455,361
SITI Cable Network, Ltd. (a)	251,756	147,329
Tamil Nadu Newsprint & Papers, Ltd.	60,951	294,983
Thirumalai Chemicals, Ltd.	8,489	115,291
Uflex, Ltd.	103,927	445,709
Vardhman Textiles, Ltd.	19,252	387,142
West Coast Paper Mills, Ltd.	41,001	110,331
Wipro, Ltd.	12,308	97,650
Zee Entertainment Enterprises, Ltd.	24,153	199,170
		22,865,189

19

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2017

	Number of Shares	Value

Indonesia — 0.0%
Bank Pembangunan Daerah Jawa Timur Tbk PT	3,378,800	$175,162
Elnusa Tbk PT	7,153,821	208,223
Indo Tambangraya Megah Tbk PT	426,701	647,229
Indosat Tbk PT (a)	218,838	114,958
Ramayana Lestari Sentosa Tbk PT	5,195,300	434,998
		1,580,570
Ireland — 0.1%
Bank of Ireland (a)	652,849	161,936
CRH plc	3,199	112,822
CRH plc - BATS Europe Shares	8,255	290,985
DCC plc	8,140	716,805
Experian plc	39,149	799,135
Governor & Co. of the Bank of Ireland (The) (a)	2,912,891	729,846
Irish Bank Resolution Corp., Ltd. (a) (c)	38,180	—
Irish Continental Group plc	47,164	249,056
Paddy Power Betfair plc	6,774	727,375
Paddy Power Betfair plc - LSE Shares	6,186	667,123
Permanent TSB Group Holdings plc (a)	125,778	323,024
Ryanair Holdings plc - SPADR (a)	3,237	268,606
		5,046,713
Isle of Man — 0.0%
Playtech plc	17,844	208,152

Italy — 0.3%
Banca IFIS SpA	21,714	832,314
Banca Monte dei Paschi di Siena SpA (a) (c)	2,294	27,678
Banca Popolare dell'Emilia Romagna SC	9,592	47,889
Banco BPM SpA	461,251	1,356,332
Credito Valtellinese SC	72,237	271,982
Davide Campari-Milano SpA	12,795	148,372
Eni SpA	51,881	850,315
ERG SpA	135,181	1,701,701
Ferrari NV	2,910	216,533
Intesa Sanpaolo SpA	311,159	845,149
Luxottica Group SpA	28,942	1,597,670
Luxottica Group SpA - SPADR	2,927	161,131
Piaggio & C SpA	235,674	469,399
Saipem SpA (a)	1,355,242	615,185
Tamburi Investment Partners SpA	164,047	809,470
Technogym SpA (a) (b)	6,333	42,395
UniCredit SpA	65,890	1,015,711
Unione di Banche Italiane SpA	69,654	265,789
		11,275,015
Japan — 9.3%
Aeon Delight Co., Ltd.	1,400	44,052
AEON Financial Service Co., Ltd.	6,900	130,471

20

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2017

	Number of Shares	Value

Aida Engineering, Ltd.	1,800	$16,025
Alfresa Holdings Corp.	39,400	683,963
Amano Corp.	272,400	5,449,912
Asahi Diamond Industrial Co., Ltd.	1,153,700	8,472,832
Asatsu-DK, Inc.	259,600	6,593,715
Ashikaga Holdings Co., Ltd.	55,581	222,803
Azbil Corp.	491,500	16,534,412
BML, Inc.	640,600	14,124,480
Bridgestone Corp.	13,588	550,896
Bunka Shutter Co., Ltd.	392,800	3,041,291
Casio Computer Co., Ltd.	9,400	131,236
Coca-Cola East Japan Co., Ltd. (a) (c)	7,324	177,130
Cosmos Pharmaceutical Corp.	1,864	364,633
CyberAgent, Inc.	12,894	382,180
Dai-ichi Life Insurance Co., Ltd. (The)	90,900	1,638,727
Daifuku Co., Ltd.	7,500	187,447
Daiichikosho Co., Ltd.	357,100	14,359,673
Daiwa House Industry Co., Ltd.	4,000	115,129
Daiwa Securities Group, Inc.	49,318	301,312
DMG Mori Co., Ltd.	16,062	251,712
East Japan Railway Co.	13,500	1,177,759
Fuji Heavy Industries, Ltd.	4,900	180,419
Fuji Media Holdings, Inc.	49,100	678,495
FUJIFILM Holdings Corp.	42,500	1,664,194
Fukuda Denshi Co., Ltd.	3,800	217,447
Fukuoka Financial Group, Inc.	19,000	82,511
Fukushima Industries Corp.	46,500	1,622,800
Hakuhodo DY Holdings, Inc.	1,378,800	16,386,601
Hitachi Capital Corp.	4,400	106,731
Hitachi, Ltd.	274,031	1,488,546
Hogy Medical Co., Ltd.	267,800	16,899,920
Honda Motor Co., Ltd.	31,700	957,853
Inpex Corp.	8,810	86,913
Isetan Mitsukoshi Holdings, Ltd.	44,200	486,434
ITOCHU Corp.	9,600	136,501
Japan Airlines Co., Ltd.	27,590	876,025
Japan Post Holdings Co., Ltd.	47,100	592,152
Japan Steel Works, Ltd. (The)	397,100	6,410,150
Japan Tobacco, Inc.	7,717	251,208
JFE Holdings, Inc.	26,700	459,408
kabu.com Securities Co., Ltd.	19,376	63,124
Kamigumi Co., Ltd.	255,000	2,207,314
Kao Corp.	19,300	1,060,156
KDDI Corp.	2,600	68,315
Kirin Holdings Co., Ltd.	86,800	1,639,975
Kubota Corp.	10,000	150,521
Kurita Water Industries, Ltd.	822,800	19,941,049
Kyocera Corp.	11,000	614,407
Kyushu Railway Co.	22,700	698,919
LIXIL Group Corp.	40,001	1,016,965
Maeda Corp.	15,000	133,161
Marui Group Co., Ltd.	8,300	113,056
Matsumotokiyoshi Holdings Co., Ltd.	6,400	303,906

21

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2017

	Number of Shares	Value

Miraca Holdings, Inc.	341,700	$15,748,537
Mitsubishi Corp.	326,700	7,075,391
Mitsubishi Electric Corp.	61,500	884,697
Mitsubishi Estate Co., Ltd.	57,755	1,056,163
Mitsubishi Heavy Industries, Ltd.	160,000	643,897
Mitsubishi Logistics Corp.	24,000	331,339
Mitsubishi UFJ Financial Group, Inc.	43,623	275,367
Mitsui & Co., Ltd.	512,500	7,443,127
Mizuho Financial Group, Inc.	465,900	856,136
Morita Holdings Corp.	3,300	48,025
MS&AD Insurance Group Holdings	48,637	1,552,263
Nakanishi, Inc.	294,700	11,487,603
Namco Bandai Holdings, Inc.	759,000	22,739,647
NEC Corp.	224,000	540,535
Nexon Co., Ltd.	3,708	59,068
NH Foods, Ltd.	8,000	214,882
Nikon Corp.	35,300	512,637
Nippon Signal Company, Ltd.	5,000	45,049
Nippon Suisan Kaisha, Ltd.	44,700	223,610
Nippon Telegraph & Telephone Corp.	50,900	2,174,223
Nippon Television Holdings, Inc.	29,920	516,845
Nissan Chemical Industries, Ltd.	5,800	169,203
Nissan Motor Co., Ltd.	18,900	182,709
Nohmi Bosai, Ltd.	51,300	705,843
Nomura Co., Ltd.	5,600	98,842
Nomura Holdings, Inc.	125,400	782,344
NTT Data Corp.	22,600	1,074,700
NTT Urban Development Corp.	43,900	381,521
Obayashi Corp.	102,100	957,879
Obic Co., Ltd.	2,500	119,302
OKUMA Corp.	2,248,000	23,634,681
OMRON Corp.	3,700	162,797
Onward Holdings Co., Ltd.	35,000	240,313
Organo Corp.	445,000	2,000,645
OSG Corp.	1,800	36,903
Otsuka Holdings Co., Ltd.	11,800	533,350
Rakuten, Inc.	20,580	206,513
Resona Holdings, Inc.	180,200	970,857
Rinnai Corp.	15,200	1,211,772
Ryohin Keikaku Co., Ltd.	600	131,584
Sanshin Electronics Co., Ltd.	69,800	798,589
Sawai Pharmaceutical Co., Ltd.	2,300	124,500
SCSK Corp.	3,400	135,163
Secom Co., Ltd.	205,200	14,722,760
Sekisui Chemical Co., Ltd.	35,000	589,433
Senko Co., Ltd.	9,000	58,068
Seven & I Holdings Co., Ltd.	34,500	1,356,258
Seven Bank, Ltd.	5,111,000	16,741,564
Shimizu Corp.	49,000	440,875
Shiseido Co., Ltd.	14,600	384,940
SHO-BOND Holdings Co., Ltd.	1,500	66,124
Sinko Industries, Ltd.	117,700	1,694,421
SK Kaken Co., Ltd.	56,000	5,481,955

22

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2017

	Number of Shares	Value

SoftBank Group Corp.	11,600	$821,580
Sompo Holdings, Inc.	17,700	650,839
Sony Corp.	16,334	554,116
Square Enix Holdings Co., Ltd.	29,621	838,981
Sumitomo Chemical Co., Ltd.	59,000	330,950
Sumitomo Dainippon Pharma Co., Ltd.	28,300	468,115
Sumitomo Electric Industries, Ltd.	21,000	349,375
Sumitomo Mitsui Financial Group, Inc.	32,400	1,181,324
Sumitomo Mitsui Trust Holdings, Inc.	30,655	1,067,281
Sumitomo Realty & Development Co., Ltd.	3,402	88,573
Suntory Beverage & Food, Ltd.	3,300	139,194
Tadano, Ltd.	3,000	35,146
Takeda Pharmaceutical Co., Ltd.	14,300	672,796
Takeuchi Manufacturing Co., Ltd.	541,700	10,256,483
TDK Corp.	1,600	101,635
TechnoPro Holdings, Inc.	2,500	96,676
Temp Holdings Co., Ltd.	8,500	158,702
Toei Co., Ltd.	2,028,000	17,336,864
Tohoku Electric Power Co., Inc.	49,800	675,595
TOKAI Corp. - Gifu	190,100	6,964,280
Tokio Marine Holdings, Inc.	5,100	215,928
Tokyo Electron, Ltd.	2,900	317,533
Tokyo Gas Co., Ltd.	33,000	150,397
Toray Industries, Inc.	28,000	248,717
Toyo Seikan Kaisha Group Holdings, Ltd.	25,600	417,563
Toyo Suisan Kaisha, Ltd.	9,500	354,346
Toyo Tire & Rubber Co., Ltd.	9,090	164,110
Toyota Industries Corp.	12,554	625,792
Toyota Motor Corp.	32,684	1,778,655
TV Asahi Holdings Corp.	489,200	9,264,138
Ushio, Inc.	1,600	20,278
West Japan Railway Co.	62,600	4,077,413
Yahoo Japan Corp.	1,771,600	8,207,093
Yamada Denki Co., Ltd.	90,300	451,635
Yamato Holdings Co., Ltd.	25,900	543,707
Zenkoku Hosho Co., Ltd.	2,626	89,395
ZOJIRUSHI Corp.	235,400	3,417,694
		376,305,314
Lebanon — 0.0%
Solidere - GDR (d)	38,451	353,365

Luxembourg — 0.1%
ArcelorMittal SA - EN Amsterdam Shares (a)	46,936	392,680
d'Amico International Shipping SA (a)	737,111	244,851
Kernel Holding SA	42,651	768,992
Stabilus SA	8,176	526,254
Tenaris SA	9,725	166,322
		2,099,099
Malaysia — 0.2%
AEON Credit Service M Berhad	24,500	88,578

23

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2017

	Number of Shares	Value

AirAsia Berhad	1,359,896	$964,637
AMMB Holdings Berhad	306,000	321,526
Ann Joo Resources Berhad	652,394	343,486
AWC Berhad	102,200	24,018
CSC Steel Holdings Berhad	1,033,470	415,746
Dufu Technology Corp. Berhad	1,124,200	279,460
Genting Malaysia Berhad	769,410	948,205
George Kent Malaysia Berhad	576,475	513,197
HeveaBoard Berhad	1,164,044	370,878
Hong Leong Financial Group Berhad	39,439	141,635
Lii Hen Industries Berhad	38,300	27,434
OSK Holdings Berhad	303,600	108,381
Padini Holdings Berhad	780,027	528,552
RGB International Berhad	2,037,564	131,220
Sime Darby Berhad	321,603	674,387
Supermax Corp. Berhad	1,001,066	450,145
Top Glove Corp. Berhad	159,100	176,879
Unisem M Berhad	270,300	191,787
		6,700,151
Mexico — 0.1%
America Movil SAB de CV, Series L - ADR	9,520	134,898
Cemex SAB de CV - SPADR (a)	213,282	1,934,468
Consorcio ARA SAB de CV, Series C	1,013,380	320,432
Fibra Uno Administracion SA de CV - REIT	205,300	351,008
Grupo Carso SAB de CV, Series A	92,709	424,816
Grupo Financiero Interacciones SA de CV	14,185	65,916
Grupo Mexico SAB de CV, Series B	78,922	236,780
Macquarie Mexico Real Estate Management SA de CV - REIT	431,700	484,221
Megacable Holdings SAB de CV (UNIT)	45,383	176,953
Nemak SAB de CV (b)	808,247	897,512
Prologis Property Mexico SA de CV - REIT	106,150	181,998
Rassini SAB de CV	123,816	554,856
Telesites SAB de CV (a)	11,810	7,664
		5,771,522
Monaco — 0.0%
Navios Maritime Acquisition Corp.	38,642	66,464
Scorpio Tankers, Inc.	186,570	828,371
		894,835
Netherlands — 0.3%
Akzo Nobel NV	13,727	1,137,668
ASML Holding NV	1,544	204,796
Astarta Holding NV (a)	79,787	1,358,515
Boskalis Westminster NV - CVA	13,421	462,826
HAL Trust	1,923	371,956
Heineken Holding NV	1,867	148,471
Heineken NV	13,082	1,113,281
Koninklijke (Royal) KPN NV	370,970	1,116,907
Koninklijke Ahold Delhaize NV	29,889	639,687

24

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2017

	Number of Shares	Value

Koninklijke Philips NV	21,637	$695,516
Randstad Holding NV	2,178	125,668
Royal Dutch Shell plc, Class A - BATS Europe Shares	1,742	45,818
Royal Dutch Shell plc, Class A - Quote MTF Shares	21,998	579,436
Royal Dutch Shell plc, Class B	29,614	813,636
Yandex NV, Class A (a)	109,064	2,391,774
		11,205,955
New Zealand — 0.0%
Spark New Zealand, Ltd.	21,116	51,638

Norway — 0.1%
DNB ASA	18,169	288,044
Golden Ocean Group, Ltd. (a)	272,404	2,070,108
Schibsted ASA, Class A	7,502	193,285
Schibsted ASA, Class B	7,502	171,690
Statoil ASA	22,513	386,951
		3,110,078
Pakistan — 0.1%
Askari Bank, Ltd.	1,326,957	256,402
Bank of Punjab (The) (a)	1,362,085	186,324
Faysal Bank, Ltd.	1,194,970	227,888
Maple Leaf Cement Factory, Ltd.	267,604	316,546
National Bank of Pakistan	473,000	336,233
Nishat Chunian, Ltd.	774,622	448,914
Pakistan Telecommunication Co., Ltd.	711,500	109,952
Pioneer Cement, Ltd.	324,500	442,793
		2,325,052
Panama — 0.0%
Copa Holdings SA, Class A	2,684	301,279

Philippines (The) — 0.1%
ABS-CBN Holdings Corp. - PDR	1,199,587	1,123,658
Cebu Air, Inc.	252,173	471,965
Cosco Capital, Inc.	203,392	34,368
DMCI Holdings, Inc.	817,670	185,728
Energy Development Corp.	997,500	119,650
Globe Telecom, Inc.	14,119	571,640
Jollibee Foods Corp.	69,207	272,568
Lopez Holdings Corp.	3,548,276	545,204
Semirara Mining & Power Corp.	209,189	615,317
SM Investments Corp.	30,967	430,235
		4,370,333
Qatar — 0.0%
United Development Co. QSC	96,113	519,949

25

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2017

	Number of Shares	Value

Russia — 1.2%
Aeroflot - Russian Airlines PJSC (a) (c)	871,300	$2,616,493
Aeroflot - Russian Airlines PJSC MOEX (a)	402,351	1,208,563
Bank St Petersburg PJSC	338,834	368,170
Etalon Group, Ltd. - GDR (d)	447,220	1,690,492
Europlan PJSC (a)	26,745	356,429
Federal Grid Co. Unified Energy System PJSC (a) (c)	1,629,337,830	5,194,329
Gazprom PAO (a) (c)	2,421,729	5,496,831
Gazprom PAO - SPADR	1,022,061	4,594,164
Gazprom PJSC - SPADR	58,822	263,214
Global Ports Investments plc - GDR (a) (d)	89,911	341,887
Lenta, Ltd. - GDR (a) (d)	44,236	300,871
Lukoil PJSC - SPADR	34,742	1,836,015
M.Video PJSC (a) (c)	86,170	571,889
Mail.Ru Group, Ltd. - GDR (a) (d)	96,455	2,131,656
MD Medical Group Investments plc - GDR (c) (d)	15,328	157,878
MegaFon PJSC - GDR (d)	9,549	111,796
MMC Norilsk Nickel PJSC	1,339	211,138
MMC Norilsk Nickel PJSC - ADR	17,319	270,965
Moscow Exchange MICEX-RTS PJSC (a) (c)	820,228	1,636,453
NOVATEK OAO - GDR (d)	1,461	182,205
Polymetal International plc	13,154	162,980
Protek PJSC (a) (c)	470,855	863,257
Rosneft PJSC - GDR (d)	105,754	598,661
RusHydro PJSC (a) (c)	45,659,188	758,262
RusHydro PJSC - ADR	4,148,798	6,707,519
Sberbank of Russia PJSC (a) (c)	418,729	1,186,269
Sberbank PAO - SPADR - OTC Shares	565,580	6,508,061
Sistema JSFC - SPGDR - LSE Shares (d)	24,119	216,114
Sistema PJSC FC (c)	68,642	27,200
Sollers PJSC (a)	22,344	230,206
Synergy PJSC (a)	6,749	69,568
TMK PJSC	6,767	8,857
TMK PJSC - GDR (d)	60,018	318,076
United Co. RUSAL plc	369,782	192,650
X5 Retail Group NV - GDR (a) (d)	20,663	695,538
		48,084,656
Singapore — 0.2%
Ascendas Real Estate Investment Trust - REIT	415,700	748,883
China Yuchai International, Ltd.	11,641	215,475
GL, Ltd.	68,900	38,183
Golden Agri-Resources, Ltd.	22,289,900	6,129,392
Great Eastern Holdings, Ltd.	40,137	612,766
Haw Par Corp., Ltd.	3,400	24,354
Singapore Telecommunications, Ltd.	261,600	733,432
United Overseas Bank, Ltd.	39,398	623,171
		9,125,656
South Africa — 0.4%
African Phoenix Investments, Ltd. (a)	3,640,881	157,400

26

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2017

	Number of Shares	Value

Alexander Forbes Group Holdings, Ltd.	165,425	$79,263
Anglo American Platinum, Ltd. (a)	7,869	179,356
Astral Foods, Ltd.	33,284	389,143
Barloworld, Ltd.	255,146	2,267,650
Cashbuild, Ltd.	10,252	286,215
Discovery, Ltd.	52,367	502,481
Gold Fields, Ltd.	213,470	747,584
Hosken Consolidated Investments, Ltd.	87,559	926,157
Impala Platinum Holdings, Ltd. (a)	879,406	2,959,096
Kumba Iron Ore, Ltd. (a)	46,406	699,681
Lewis Group, Ltd.	122,589	378,556
Montauk Holdings, Ltd. (a)	93,626	146,817
Murray & Roberts Holdings, Ltd.	205,164	235,327
Naspers, Ltd.	1,243	214,081
Net 1 UEPS Technologies, Inc. (a)	7,338	89,744
Niveus Investments, Ltd.	64,512	191,820
Peregrine Holdings, Ltd.	240,552	493,374
Raubex Group, Ltd.	188,193	357,634
Remgro, Ltd.	28,269	434,363
Sibanye Gold, Ltd.	428,108	932,833
Telkom SA SOC, Ltd.	300,305	1,677,227
Wilson Bayly Holmes-Ovcon, Ltd.	33,239	399,072
Woolworths Holdings, Ltd.	56,434	293,745
		15,038,619
South Korea — 1.1%
Ahn-Gook Pharmaceutical Co., Ltd.	18,335	183,600
Binggrae Co., Ltd.	7,832	479,798
Boryung Pharmaceutical Co., Ltd.	4,776	214,800
CJ O Shopping Co., Ltd.	3,926	735,090
CKD Bio Corp.	7,863	157,482
Com2uSCorp	5,366	580,974
Daeduck Electronics Co.	15,155	129,884
Daeduck GDS Co., Ltd.	12,074	150,579
Daehan Steel Co., Ltd.	45,941	462,280
Daewon Pharmaceutical Co., Ltd.	27,138	495,399
Daihan Pharmaceutical Co., Ltd.	15,525	384,607
DK UIL Co., Ltd.	12,839	129,741
Dongbu HiTek Co., Ltd. (a)	97,197	1,659,785
DongKook Pharmaceutical Co., Ltd.	894	51,480
Dongwha Pharm Co., Ltd.	56,714	460,922
Dongwon Industries Co., Ltd.	1,696	515,758
DY Corp.	12,432	82,149
F&F Co., Ltd.	25,003	594,147
GS Home Shopping, Inc.	4,801	987,699
GS Retail Co., Ltd.	23,571	1,110,581
Hana Financial Group, Inc.	6,489	214,428
Hanwha Chemical Corp.	101,719	2,400,510
Hanwha Corp.	53,506	1,717,420
Hanwha General Insurance Co., Ltd.	80,924	504,568
Hite Jinro Co., Ltd.	2,365	43,032
Hitejinro Holdings Co., Ltd.	1,607	16,457
HS R&A Co., Ltd.	7,274	252,508

27

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2017

	Number of Shares	Value

Huons Global Co., Ltd.	472	$10,585
HwaSung Industrial Co., Ltd.	21,323	260,397
Hyundai Elevator Co., Ltd.	1,369	77,419
Hyundai Hy Communications & Network Co., Ltd.	51,483	179,126
Hyundai Mobis Co., Ltd.	621	133,611
Hyundai Motor Co.	35,966	5,064,014
Il Dong Holdings Co., Ltd.	10,457	184,236
Interojo Co., Ltd.	14,461	487,679
ISU Chemical Co., Ltd.	8,635	127,162
KAON Media Co., Ltd.	25,484	274,711
Kia Motors Corp.	4,045	133,986
Komelon Corp.	2,046	19,392
Korea Aerospace Industries, Ltd.	1,365	70,325
Korea Autoglass Corp.	21,229	316,975
Korea United Pharm, Inc.	28,715	471,244
Korean Drug Co., Ltd.	20,375	115,943
Kortek Corp.	32,004	413,463
KT Corp.	123,429	3,521,764
KT Corp. - SPADR (a)	118,924	2,001,491
KT Skylife Co., Ltd.	2	30
Kwang Dong Pharmaceutical Co., Ltd.	55,605	442,470
Kwangju Bank	50,392	495,944
Kyungdong Pharm Co., Ltd.	9,606	167,085
LG Corp.	2,850	178,761
LG Uplus Corp.	3,168	40,531
Lotte Shopping Co., Ltd.	667	129,697
Ls Cable + System Asia, Ltd.	2,880	18,079
LS Corp.	2,891	166,056
Maeil Dairy Industry Co., Ltd.	13,005	548,897
Meritz Fire & Marine Insurance Co., Ltd.	30,724	439,468
Modetour Network, Inc.	16,424	567,031
Muhak Co., Ltd.	2,683	55,469
Namsun Aluminum Co., Ltd. (a)	205,872	241,118
Namyang Dairy Products Co., Ltd.	150	114,030
Nice Total Cash Management Co., Ltd., Class C	65,537	415,457
Poongsan Corp.	27,368	957,394
PSK, Inc.	39,860	463,251
Pyeong Hwa Automotive Co., Ltd.	36,373	491,264
S-1 Corp.	538	43,176
Samjin Pharmaceutical Co., Ltd.	22,143	642,437
Samsung Electronics Co., Ltd.	443	815,891
Samsung Fire & Marine Insurance Co., Ltd.	80	19,176
Samsung SDI Co., Ltd.	395	48,720
Samyang Holdings Corp.	4,509	497,861
SeAH Steel Corp.	7,977	677,938
Seohan Co., Ltd.	173,175	429,495
Seohee Construction Co., Ltd.	117,623	157,915
Seoho Electric Co., Ltd.	27,487	271,758
Seoyon Co., Ltd.	26,204	241,409
Shinhan Financial Group Co., Ltd.	9,679	403,174
Shinsegae Engineering & Construction Co., Ltd.	4,160	138,383
SK Hynix, Inc.	30,018	1,355,151
SK Telecom Co., Ltd.	1,420	320,483

28

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2017

	Number of Shares	Value

SL Corp.	13,956	$242,287
Spigen Korea Co., Ltd.	10,016	477,304
Sungdo Engineering & Construction Co., Ltd.	91,557	505,094
Tongyang Life Insurance Co., Ltd.	20,517	188,071
Ubiquoss Holdings, Inc.	4,976	32,063
Ubiquoss, Inc. (a)	1,586	34,681
Vieworks Co., Ltd.	10,663	614,891
Visang Education, Inc.	21,108	265,140
Whanin Pharmaceutical Co., Ltd.	2,627	37,015
		42,970,746
Spain — 0.3%
Acerinox SA	32,901	460,668
Amadeus IT Group SA, Class A	184,157	9,337,014
Banco Bilbao Vizcaya Argentaria SA	13,124	101,783
Banco Santander SA	10,910	66,864
Fomento de Construcciones y Contratas SA (a)	26,106	236,872
Grifols SA	11,633	285,333
Iberdrola SA	93,668	669,994
Industria de Diseno Textil SA	23,242	819,208
Inmobiliaria Colonial SA	4,794	35,758
Inmobiliaria del Sur SA	5,489	52,812
Mediaset Espana Comunicacion SA	25,567	329,255
Realia Business SA (a)	256,051	259,124
Telefonica SA	46,009	516,181
Viscofan SA	9,331	482,464
		13,653,330
Sri Lanka — 0.0%
Dialog Axiata plc	2,870,549	213,238

Sweden — 0.2%
Assa Abloy AB, Class B	103,418	2,122,302
Investor AB, Class B	8,610	362,752
Kinnevik AB, Class B	3,337	89,073
Modern Times Group AB, Class B	8,718	291,424
Nordea Bank AB	29,835	340,885
Sandvik AB	49,889	744,136
Svenska Handelsbanken AB	92,078	1,262,945
Swedish Match AB	6,646	216,017
Telefonaktiebolaget LM Ericsson, Class B	161,020	1,075,714
Telia Co. AB	207,825	872,406
		7,377,654
Switzerland — 0.3%
ABB, Ltd. - SIX Swiss Exchange	38,190	893,179
Adecco Group AG	13,336	947,361
Cie Financiere Richemont SA	12,364	975,925
Cie Financiere Richemont SA - JSE Shares	12,269	96,893
DKSH Holding AG	522	40,389
Garmin, Ltd.	6,706	342,744

29

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2017

	Number of Shares	Value

Geberit AG	3,535	$1,524,711
Glencore plc (a)	169,760	667,341
Helvetia Holding AG	199	110,269
Logitech International SA	21,740	691,639
Nestle SA	10,943	839,471
Novartis AG	28,432	2,110,849
Roche Holding AG	7,831	1,997,730
Sonova Holding AG	2,846	394,896
Syngenta AG	1,766	779,498
UBS Group AG	46,598	745,806
		13,158,701
Taiwan — 0.8%
Acter Co., Ltd.	26,000	111,350
Actron Technology Corp.	87,000	307,593
Ampire Co., Ltd.	379,000	204,809
AU Optronics Corp.	5,893,227	2,300,577
Avita Corp.	144,000	181,493
Chang Type Industrial Co., Ltd.	16,481	32,433
Chia Chang Co., Ltd.	52,000	44,449
Chicony Power Technology Co., Ltd.	210,000	336,544
China General Plastics Corp.	1,585,642	1,473,216
China Metal Products	423,147	432,915
Chroma ATE, Inc.	22,000	66,565
Coretronic Corp.	393,181	578,054
Darfon Electronics Corp.	89,000	70,424
Delta Electronics, Inc.	68,363	366,764
Elite Advanced Laser Corp.	405,961	2,019,537
Elitegroup Computer Systems Co., Ltd.	784,703	564,716
Farglory Land Development Co., Ltd.	401,000	542,420
Gallant Precision Machining Co., Ltd.	541,000	480,310
Getac Technology Corp.	1,263,452	1,813,827
Glory Science Co., Ltd.	63,543	111,172
Greatek Electronics, Inc.	335,000	459,196
Hanpin Electron Co., Ltd.	304,546	456,470
Highwealth Construction Corp.	640,000	1,123,936
Hon Hai Precision Industry Co., Ltd. - GDR (d)	40,695	249,494
Hotron Precision Electronic Industrial Co., Ltd.	275,195	429,198
Intai Technology Corp.	73,795	339,222
Inventec Corp.	682,008	511,192
ITEQ Corp.	389,621	576,909
K Laser Technology, Inc.	801,513	427,994
Kwong Lung Enterprise Co., Ltd.	251,227	397,340
Lextar Electronics Corp.	298,000	172,791
Lite-On Technology Corp.	1,002,000	1,726,458
Mega Financial Holding Co., Ltd.	380,167	306,885
Namchow Chemical Industrial Co., Ltd.	241,000	491,545
Nang Kuang Pharmaceutical Co., Ltd.	75,351	104,125
Nishoku Technology, Inc.	193,568	538,209
Nuvoton Technology Corp.	285,000	408,416
PChome Online, Inc.	12,000	97,633
Powertech Technology, Inc.	164,000	476,936
Ruentex Industries, Ltd.	63,642	102,313

30

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2017

	Number of Shares	Value

Sampo Corp.	419,000	$265,954
SCI Pharmtech, Inc.	21,428	53,092
Sigurd Microelectronics Corp.	563,710	514,474
Sinmag Equipment Corp.	82,400	377,479
St Shine Optical Co., Ltd.	7,128	144,405
Sunnic Technology & Merchandise, Inc.	105,000	77,644
Sunonwealth Electric Machine Industry Co., Ltd.	312,000	309,082
Sunrex Technology Corp.	132,048	86,367
Taiwan FU Hsing Industrial Co., Ltd.	171,860	237,549
Taiwan PCB Techvest Co., Ltd.	155,871	162,394
Taiwan Semiconductor Manufacturing Co., Ltd.	66,655	418,288
Taiwan Semiconductor Manufacturing Co., Ltd. - SPADR	50,069	1,644,266
Taiwan Surface Mounting Technology Corp.	44,734	40,823
Teco Electric and Machinery Co., Ltd.	231,689	235,478
Topoint Technology Co., Ltd.	46,680	41,692
Tripod Technology Corp.	389,000	1,095,805
Tsang Yow Industrial Co., Ltd.	100,224	102,023
Tung Ho Steel Enterprise Corp.	160,000	124,669
TURVO International Co., Ltd.	195,000	661,560
TXC Corp.	352,000	503,710
United Orthopedic Corp.	48,387	103,623
Victory New Materials Co., Ltd.	231,000	423,354
Walsin Lihwa Corp.	700,000	320,512
Well Shin Technology Co., Ltd.	30,000	52,882
Wistron Corp.	2,084,897	1,909,455
Yageo Corp.	185,000	504,278
YFC-Boneagle Electric Co., Ltd.	291,532	493,711
Yungtay Engineering Co., Ltd.	97,000	168,115
		32,508,114
Thailand — 0.3%
Advanced Info Service PCL, Class F	137,504	718,282
AgriPure Holdings plc	411,046	29,187
Ananda Development PCL, Class F	5,247,861	760,549
Asia Plus Group Holdings PCL, Class F	1,048,596	107,415
Asian Marine Services PCL, Class F	994,400	83,922
Bangchak Petroleum PCL (The)	138,300	132,816
Bangkok Bank PCL	80,169	433,945
Bangkok Bank PCL - Foreign Reg	98,507	533,206
Chiangmai Frozen Foods PCL	128,734	19,106
GFPT PCL	683,700	366,099
Kasikornbank PCL, Class F	14,100	77,553
Land & Houses PCL	615,255	174,562
MBK PCL, Class F	3,371,538	1,491,375
MC Group PCL, Class F	859,510	515,268
MCS Steel PCL, Class F	905,459	411,063
Mega Lifesciences PCL, Class F	1,723,606	1,329,227
Quality Houses PCL, Class F	8,315,285	634,006
Sansiri PCL, Class F	14,220,847	844,250
SPCG PCL, Class F	537,094	332,924
Star Petroleum Refining PCL, Class F	788,644	300,654
Syntec Construction PCL, Class F	3,490,318	467,238
Thai Vegetable Oil PCL, Class F	539,300	525,764

31

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2017

	Number of Shares	Value

Thai Wah PCL, Class F	1,304,141	$444,044
Thanachart Capital PCL, Class F	19,900	27,943
TKS Technologies PCL, Class F	1,143,337	382,637
		11,143,035
Turkey — 0.1%
Albaraka Turk Katilim Bankasi AS	230,822	79,349
Alkim Alkali Kimya AS	34,380	234,767
BIM Birlesik Magazalar AS	10,351	159,109
Ford Otomotiv Sanayi AS	30,902	302,619
KOC Holding AS	139,095	587,250
Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS	325,739	727,728
Tekfen Holding AS	274,848	653,722
Tofas Turk Otomobil Fabrikasi AS	21,919	164,106
Turkiye Garanti Bankasi AS	41,444	100,952
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (a)	237,306	560,905
		3,570,507
Ukraine — 0.1%
MHP SA - GDR - OTC Shares (d)	530,450	5,115,459

United Arab Emirates — 0.0%
Al Waha Capital PJSC	467,856	247,803
Dubai Investments PJSC	1,083,912	718,985
RAK Properties PJSC	711,969	122,253
		1,089,041
United Kingdom — 4.5%
3i Group plc	157,003	1,474,394
Admiral Group plc	24,044	599,210
AMEC Foster Wheeler plc	79,125	527,999
Anglo American plc - LSE Shares (a)	109,883	1,665,614
Associated British Foods plc	2,500	81,686
AstraZeneca plc	3,297	202,630
Auto Trader Group plc (b)	27,601	135,665
Aviva plc	30,461	203,049
BAE Systems plc	108,792	876,805
Barclays plc	4,911,216	13,843,474
Barratt Developments plc	20,318	139,228
Belmond, Ltd., Class A (a)	98,646	1,193,617
Berendsen plc	16,969	155,173
BHP Billiton plc	24,645	382,239
Bovis Homes Group plc	7,097	75,304
BP plc	498,537	2,862,866
British American Tobacco plc	1,358	90,022
British Land Co. plc - REIT	53,985	412,924
BT Group plc	5,570,386	22,209,596
Bunzl plc	45,744	1,327,899
Capita plc	76,247	539,913
Carnival plc	11,179	639,882

32

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2017

	Number of Shares	Value

Centrica plc	16,182	$43,998
Close Brothers Group plc	5,996	115,616
CNH Industrial NV - ISE Shares	110,163	1,062,405
Coca-Cola European Partners plc	41,754	1,561,383
Compass Group plc	84,461	1,591,373
ConvaTec Group plc (a) (b)	226,360	790,752
Daily Mail & General Trust plc, Class A	48,969	441,766
Delphi Automotive plc	5,246	422,251
Devro plc	54,731	124,853
Diageo plc	314,545	9,010,150
Dixons Carphone plc	44,129	175,602
easyJet plc	19,809	254,648
EI Group plc (a)	84,920	144,380
Ferroglobe plc	13,305	137,441
Ferroglobe plc - ENT (c)	17,904	—
Fiat Chrysler Automobiles NV - NYSE Shares (a)	132,480	1,448,006
Flybe Group plc (a)	760,824	383,460
G4S plc	227,078	865,789
Gem Diamonds, Ltd.	208,821	245,215
GKN plc	63,901	291,364
GlaxoSmithKline plc	44,718	930,215
GVC Holdings plc	35,110	322,669
Hansteen Holdings plc - REIT	64,782	96,991
Hays plc	310,419	609,416
HomeServe plc	85,481	605,545
Howden Joinery Group plc	157,032	853,968
HSBC Holdings plc - LSE Shares	27,395	223,836
HSBC Holdings plc - SEHK Shares	40,057	326,335
Hummingbird Resources plc (a)	322,316	103,932
IG Group Holdings plc	58,503	364,548
IMI plc	4,555	68,035
Inchcape plc	13,176	139,128
Informa plc	48,114	393,499
Inmarsat plc	90,339	963,373
InterContinental Hotels Group plc	220,439	10,793,842
International Consolidated Airlines Group SA	2,256,131	14,972,092
International Personal Finance plc	80,080	163,981
Intertek Group plc	32,745	1,616,065
ITV plc	379,929	1,043,902
J D Wetherspoon plc	13,254	157,055
John Wood Group plc	10,523	100,431
Jupiter Fund Management plc	42,268	225,208
Just Eat plc (a)	42,561	301,462
Kingfisher plc, Class A	194,910	796,747
Liberty Global plc, Class A (a)	38,461	1,379,596
Liberty Global plc, Class C (a)	44,825	1,570,668
Liberty Global plc LiLAC, Class A (a)	11,811	262,677
Liberty Global plc LiLAC, Class C (a)	8,575	197,568
LivaNova plc (a)	5,717	280,190
Lloyds Banking Group plc	33,569,931	27,930,555
Luceco plc (a) (b)	48,218	117,803
McCarthy & Stone plc (b)	38,639	91,501
Merlin Entertainments plc (b)	143,556	862,640

33

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2017

	Number of Shares	Value

Michael Kors Holdings, Ltd. (a)	26,722	$1,018,375
Michelmersh Brick Holdings plc	973,360	836,242
Millennium & Copthorne Hotels plc	11,628	64,292
Moneysupermarket.com Group plc	76,173	315,337
National Express Group plc	19,868	89,646
National Grid plc	22,652	287,300
Nex Group plc	104,323	742,051
Next plc	5,115	277,062
Non-Standard Finance plc (b)	100,146	71,354
Northgate plc	12,259	84,522
Old Mutual plc - LSE Shares	112,761	283,744
Pagegroup plc	85,824	460,327
Paragon Group of Co. plc	84,191	440,724
Petrofac, Ltd.	5,968	68,792
Pets at Home Group plc	76,016	173,735
Provident Financial plc	24,112	906,107
Reckitt Benckiser Group plc	77,099	7,026,753
RELX plc	53,504	1,049,335
Rightmove plc	29,932	1,495,616
Rio Tinto plc	21,248	855,280
Rolls Royce Holdings plc - LSE Shares (a)	89,893	848,352
Rotork plc	26,285	80,205
Royal Bank of Scotland Group plc (a)	92,352	280,165
Sage Group plc (The)	808,445	6,395,071
Serco Group plc (a)	327,069	473,344
Sky plc	17,721	216,600
Smith & Nephew plc	20,895	318,403
Spectris plc	13,857	434,187
SSP Group plc	123,714	645,883
St James's Place plc	25,852	343,727
Stagecoach Group plc	97,336	255,509
Standard Chartered plc - LSE (a)	28,824	275,853
Standard Chartered plc - SEHK (a)	381,550	3,642,801
TalkTalk Telecom Group plc	62,549	147,920
Taylor Wimpey plc	37,755	91,426
TechnipFMC plc (a)	3,497	113,797
Tesco plc (a)	298,468	694,220
Thomas Cook Group plc	462,269	495,495
TP ICAP plc	21,542	125,324
Travis Perkins plc	2,920	55,393
Tungsten Corp. plc (a)	41,268	28,180
Unilever plc	217,979	10,758,957
Vodafone Group plc	232,049	603,513
WH Smith plc	28,432	632,021
Willis Towers Watson plc	7,593	993,848
Worldpay Group plc (b)	30,489	112,842
WPP plc	30,429	667,999
		183,892,743
Vietnam — 0.0%
Luks Group Vietnam Holdings Co., Ltd.	1,682,000	593,051

34

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2017

	Number of Shares	Value

Total Foreign Common Stocks (Cost $1,190,550,423)		1,306,127,589
Total Common Stocks (Cost $1,974,024,692)		2,176,957,890

Participation Notes — 0.7%
Citigroup Global Markets Holdings Inc., Midea Group Co., Ltd. Equity Linked Notes, Expiring 02/08/18 (China) (b) (c)	65,600	$317,026
HSBC Bank plc, BBMG Corp., Equity Linked Notes, Expiring 12/15/21 (China) (b) (c)	187,000	126,298
HSBC Bank plc, Chongqing Brewery Co., Ltd. Equity Linked Notes, Expiring 06/04/20 (China) (b) (c)	231,500	728,354
HSBC Bank plc, Gree Electric Appliances, Inc. Equity Linked Notes, Expiring 12/04/18 (China) (b) (c)	123,000	565,754
HSBC Bank plc, Han's Laser Technology Industry Group Co., Ltd. Equity Linked Notes, Expiring 03/18/19 (China) (b) (c)	121,400	462,739
HSBC Bank plc, Hangzhou Robam Appliances Co., Equity Linked Notes, Expiring 06/20/19 (China) (b) (c)	662,000	4,766,259
HSBC Bank plc, Henan Shuanghui Investment & Development Co., Ltd. Equity Linked Notes, Expiring 06/12/23 (China) (b) (c)	417,400	1,366,106
HSBC Bank plc, Ningbo Xinhai Electric Co., Ltd. Equity Linked Notes, Expiring 09/09/19 (China) (b) (c)	168,527	1,144,892
HSBC Bank plc, Suofeiya Home Collection co., Ltd. Equity Linked Notes, Expiring 04/25/17 (China) (b) (c)	15,800	157,885
Morgan Stanley Asia Products Limited, Midea Group Co., Ltd. Equity Linked Notes, Expiring 07/03/18 (China) (b) (c)	429,500	2,075,648
UBS AG, Beijing Originwater Technology Co., Ltd. Equity Linked Notes, Expiring 04/27/17 (China) (b) (c)	1,136,048	2,673,687
UBS AG, Chongqing Brewery Co., Ltd. Equity Linked Notes, Expiring 01/22/18 (China) (b) (c)	46,866	147,451
UBS AG, Hangzhou Hikvision Digital Technology Co., Ltd. Equity Linked Notes, Expiring 07/17/17 (China) (b) (c)	918,475	4,256,475
UBS AG, Huadong Medicine Group Co., Ltd. Equity Linked Notes, Expiring 01/10/18 (China) (b) (c)	240,630	3,234,770
UBS AG, Luxshare Precision Industry Co., Ltd. Equity Linked Notes, Expiring 07/17/17 (China) (b) (c)	164,809	604,907
UBS AG, Midea Group Co., Ltd. Equity Linked Notes, Expiring 01/10/18 (China) (b) (c)	831,224	4,017,063
UBS AG, Ningbo Xinhai Electric Co., Ltd. Equity Linked Notes, Expiring 12/18/17 (China) (b) (c)	185,104	1,257,508
Total Participation Notes (Cost $23,212,331)		27,902,822

	Number of Contracts	Value
Right — 0.0%
Deutsche Bank AG, Expiring 04/06/17 (Germany) (a) (Cost $0)	4,244	10,142

Warrants — 0.1%
American International Group, Inc., Expiring 01/19/21 (United States) (a)	80,457	1,719,366
Bank of America Corp., Expiring 10/28/18 (United States) (a)	49,322	45,268
Bank of America Corp., Expiring 01/16/19 (United States) (a)	149,293	1,687,011
Capital One Financial Corp., Expiring 11/14/18 (United States) (a)	3,334	149,363
Citigroup, Inc., Expiring 01/04/19 (United States) (a)	177,799	26,137

35

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2017

	Number of Contracts	Value
JPMorgan Chase & Co., Expiring 10/28/18 (United States) (a)	6,319	$292,633
OSK Holdings Berhad, Expiring 07/22/20 (Malaysia) (a)	114,260	8,907
PNC Financial Services Group, Inc. (The), Expiring 12/31/18 (United States) (a)	8,025	425,405
Tamburi Investment Partners SpA, Expiring 06/30/20 (Italy) (a)	19,508	15,275
Wells Fargo & Co., Expiring 10/28/18 (United States) (a)	7,817	173,459
Total Warrants (Cost $3,163,363)		4,542,824

	Principal Amount	Value
Convertible Bonds — 0.0%

Industrial — 0.0%
Scorpio Tankers, Inc. (b) 2.375%, 07/01/19	$90,000	81,619

Materials — 0.0%
TerraVia Holdings, Inc. 5.000%, 10/01/19	501,400	208,081
Total Convertible Bonds (Cost $287,633)		289,700

US Treasury Bonds/Notes — 10.6%
US Treasury Inflation Indexed Note 0.125%, 04/15/19	6,981,646	7,084,165
US Treasury Inflation Indexed Note 1.375%, 01/15/20	15,561,592	16,393,032
US Treasury Inflation Indexed Note 0.125%, 04/15/20	33,695,350	34,197,781
US Treasury Inflation Indexed Note 1.250%, 07/15/20	2,003,940	2,120,453
US Treasury Inflation Indexed Note 1.125%, 01/15/21	12,897,038	13,579,162
US Treasury Inflation Indexed Note 0.125%, 04/15/21	23,766,544	24,011,625
US Treasury Inflation Indexed Note 0.625%, 07/15/21	21,469,593	22,269,013
US Treasury Inflation Indexed Note 0.125%, 01/15/22	11,692,648	11,780,355
US Treasury Inflation Indexed Note 0.125%, 07/15/22	22,615,022	22,790,288
US Treasury Inflation Indexed Note 0.375%, 07/15/23	824,207	837,356
US Treasury Note 0.875%, 05/15/17	36,400,000	36,408,554
US Treasury Note 0.625%, 04/30/18	36,077,000	35,889,580
US Treasury Note 1.625%, 04/30/19	35,292,000	35,536,009
US Treasury Note 1.375%, 05/31/20	35,870,000	35,644,414
US Treasury Note 2.250%, 03/31/21	34,823,000	35,440,551

36

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2017

	Principal Amount	Value
US Treasury Note 1.750%, 04/30/22	$36,267,000	$35,895,843
US Treasury Note 1.500%, 03/31/23	38,715,000	37,379,642
US Treasury Note 2.250%, 11/15/25	25,000,000	24,784,175
Total US Treasury Bonds/Notes (Cost $434,189,086)		432,041,998

	Number of Shares	Value

Acquired Funds — 20.3%

Exchange-Traded Funds (ETFs) — 3.6%
Energy Select Sector SPDR Fund	573,000	40,029,665
Financial Select Sector SPDR Fund	2,567,000	60,914,910
Vanguard FTSE Europe ETF	825,900	42,591,663
		143,536,238
Private Investment Funds (e) — 16.7%
Adage Capital Partners, LP (a) (c) (f)		46,151,999
AJO Emerging Markets Hedge Fund, LP (a) (c) (f)		20,092,730
AJO Emerging Markets Offshore Fund, Ltd. (a) (c) (f)	15,000	15,069,548
Canyon Value Realization Fund, LP (a) (c) (f)		82,127,177
Convexity Capital Offshore, LP (a) (c) (f)		41,032,021
Cumulus Fund, Ltd. (a) (c) (f)	70,391	42,615,557
Farallon Capital Institutional Partners, LP (a) (c) (f)		3,203,109
GSA Trend Fund, Ltd. (a) (c) (f)	552,831	52,586,579
Honeycomb Partners, LP (a) (c) (f)		55,412,932
Hudson Bay International, Ltd. (a) (c) (f)	45,000	45,274,407
Lansdowne Developed Markets Fund, Ltd. (a) (c) (f)	223,619	134,900,524
Latimer Light Partners, LP (a) (c) (f)		45,702,379
Man AHL Short Term Trading Limited (a) (c) (f)	19,679,229	20,292,186
OZ Domestic Partners, LP (a) (c) (f)		329,516
QVT Roiv Hldgs Onshore, Ltd. (a) (c) (f)	3,114	3,515,470
Soroban Cayman Fund, Ltd. (a) (c) (f)	22,382	45,289,221
Tessera Offshore Fund, Ltd. (a) (c) (f)	2,500	25,528,423
		679,123,778
Total Acquired Funds (Cost $722,458,936)		822,660,016

Publicly Traded Limited Partnerships — 0.0%
KKR & Co., LP	26,009	474,144
Lazard Ltd.	29,515	1,357,395
Total Publicly Traded Limited Partnerships (Cost $2,075,648)		1,831,539

Preferred Stocks — 0.3%
Banco ABC Brasil SA- ENT, 5.78% (Brazil)	5,326	31,150
Banco do Estado do Rio Grande do Sul SA, 3.90% (Brazil)	48,798	235,682

37

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2017

	Number of Shares	Value

Bancolombia SA, 3.12% (Colombia)	31,190	$311,360
Bayerische Motoren Werke AG, 4.48% (Germany)	817	64,353
Centrais Eletricas Brasileiras SA, 0.00% (Brazil) (a)	737,600	5,199,908
Hyundai Motor Co., Ltd., 4.04% (South Korea)	2,083	192,754
Hyundai Motor Co., Ltd., 4.12% (South Korea)	3,004	266,495
Itausa - Investimentos Itau SA, 6.04% (Brazil)	70,382	213,579
Itausa - Investimentos Itau SA - ENT, 6.04% (Brazil) (a) (c)	1,153	3,499
Marcopolo SA, 5.05% (Brazil)	38,802	32,473
Porsche Automobil Holding SE, 2.03% (Germany)	5,867	320,081
Samsung Electronics Co., Ltd., 1.77% (South Korea)	2,122	3,043,314
Sberbank of Russia PJSC, 1.63% (Russia)	135,094	288,007
Volkswagen AG, 0.13% (Germany)	4,682	682,073
Total Preferred Stocks (Cost $10,207,468)		10,884,728

	Number of Contracts	Value

Purchased Option Contracts — 0.1%

Calls — 0.0%
Dick's Sporting Goods, Inc. Strike Price $49.00, Expiring 06/16/17 (United States)	28,000	77,840
Tenet Healthcare Corp. Strike Price $19.00, Expiring 08/18/17 (United States)	81,700	163,400

Total Calls (Cost $325,799)		241,240

Puts — 0.1%
S&P 500 Index Strike Price $2,380.00, Expiring 05/19/17 (United States) (Cost $2,166,202)	40,100	1,668,160

Total Purchased Option Contracts (Cost $2,492,001)		1,909,400

	Number of Units	Value

Disputed Claims Receipt — 0.0%
AMR Corp. (a) (c) (f) (Cost $0)	260,322	377,467

38

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2017

	Principal Amount	Value

Short-Term Investments — 13.7%

Repurchase Agreement — 1.4%
Fixed Income Clearing Corp. issued on 03/31/2017 (proceeds at maturity $57,980,660) (collateralized by US Treasury Bonds, due 11/15/42 through 08/15/45 with a total par value of $60,845,000 and a total market value of $59,143,979) 0.090%, 04/03/17 (Cost $57,980,225)	$57,980,225	$57,980,225

US Treasury Bills (g) — 12.3%
US Treasury Bill, due on 04/20/17	20,000,000	19,995,256
US Treasury Bill, due on 04/27/17	50,000,000	49,982,820
US Treasury Bill, due on 05/11/17 (h) (i)	50,000,000	49,969,611
US Treasury Bill, due on 07/06/17 (i)	70,000,000	69,861,330
US Treasury Bill, due on 07/13/17 (i)	60,000,000	59,870,400
US Treasury Bill, due on 07/20/17 (h) (i) (j)	75,000,000	74,827,275
US Treasury Bill, due on 08/03/17 (i)	80,000,000	79,787,120
US Treasury Bill, due on 08/31/17	5,000,000	4,982,530
US Treasury Bill, due on 09/21/17	90,000,000	89,623,350

Total US Treasury Bills (Cost $499,038,894)		498,899,692
Total Short-Term Investments (Cost $557,019,119)		556,879,917

Total Investments — 99.4% (Cost $3,729,130,277)		4,036,288,443

Other Assets in Excess of Liabilities — 0.6%		25,219,513

Net Assets — 100.0%		$4,061,507,956

Financial Futures Contracts

Number of Contracts	Type	Initial Notional Value/ (Proceeds)	Notional Value at March 31, 2017	Unrealized Depreciation
	Long Financial Futures Contracts
	Equity-Related
326	June 2017 S&P 500 e-Mini Index	$38,565,845	$38,454,960	$(110,885)
	Short Financial Futures Contracts
	Foreign Currency-Related
(1,057)	June 2017 Japanese Yen	(115,966,191)	(119,064,444)	(3,098,253)
				$(3,209,138)

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TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2017

Forward Currency Contracts

		Contract Amount

Contract Settlement Date	Counterparty	Receive		Deliver		Unrealized Depreciation

11/17/2017	Goldman Sachs International	USD	27,000,000	CNH	191,701,500	$(442,496)
01/17/2018	Goldman Sachs International	USD	27,000,000	CNH	191,088,500	(232,849)
						(675,345)

Swap Contracts

Expiration Date	Counterparty	Pay	Receive	Currency	Notional Amount	Unrealized Appreciation/ (Depreciation)

Total Return Swap Contracts

Long Total Return Swap Contracts
07/02/2018	Morgan Stanley Capital Services LLC	1 Month LIBOR plus a specified spread	Alphas Managed Accounts Platform LXII Limited - KCP Segregated Portfolio	USD	$190,284,747	$3,201,086
07/02/2018	Morgan Stanley Capital Services LLC	1 Month LIBOR plus a specified spread	Alphas Managed Accounts Platform LXIII Limited - KGCP Segregated Portfolio	USD	71,888,131	1,489,931
07/30/2018	Morgan Stanley Capital Services LLC	1 Month LIBOR plus a specified spread	Alphas Managed Accounts Platform LXV Limited - Clinton Quantitative Segregated Portfolio	USD	78,739,698	(604,160)
07/30/2018	Morgan Stanley Capital Services LLC	1 Month LIBOR plus a specified spread	Alphas Managed Accounts Platform LXVI Limited - Welton QEP Segregated Portfolio	USD	44,782,280	264,835
						$4,351,692

Written Options

	Number of Contracts	Value
Calls — 0.0%
Dick's Sporting Goods, Inc. Strike Price $55.00 (Premiums received $21,010)	(28,000)	$(24,080)

Puts — 0.0%
Dick's Sporting Goods, Inc. Strike Price $45.00 (Premiums received $44,916)	(28,000)	(41,160)
Total Written Options (Premiums received $65,926)		$(65,240)

40

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2017

ADR	American Depositary Receipt
ASE	American Stock Exchange
BATS	Better Alternative Trading System
CNH	Yuan Renminbi Offshore
CVA	Certification Van Aandelen
EN	Euronext
ENT	Entitlement Shares
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
ISE	Italian Stock Exchange
JSE	Johannesburg Stock Exchange
LIBOR	London Interbank Offered Rate
LSE	London Stock Exchange
MOEX	Moscow Exchange
MTF	Multilateral Trading Facility
NYSE	New York Stock Exchange
OTC	Over-the-Counter
PDR	Philippine Depositary Receipt
REIT	Real Estate Investment Trust
SEHK	Stock Exchange of Hong Kong
SPADR	Sponsored ADR
SPGDR	Sponsored GDR
TSX	Toronto Stock Exchange
UNIT	A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
USD	US Dollar

*	Approximately 8.9% of the fund's total investments are maintained to cover "senior securities transactions" which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund's "senior securities" holdings to maintain proper coverage for the transactions.
(a)	Non income-producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures approved by the board of trustees.
(c)	Security is valued in good faith under procedures established by the board of trustees. The aggregate amount of securities fair valued amounts to $727,555,204, which represents 17.9% of the fund's net assets.
(d)	Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to investors outside the United States.
(e)	Portfolio holdings information of the Private Investment Funds is not available as of March 31, 2017. These positions are therefore grouped into their own industry classification.
(f)	Restricted Securities. The following restricted securities were held by the fund as of March 31, 2017, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid, with the exception of Canyon Value Realization Fund, LP, AJO Emerging Markets Hedge Fund, LP and AJO Emerging Markets Offshore Fund, Ltd. TIP’s valuation committee has deemed 10% of Canyon Value Realization Fund, LP and 5% of AJO Emerging Markets Hedge Fund, LP and AJO Emerging Markets Offshore Fund, Ltd. to be illiquid in accordance with procedures approved by the TIP board of trustees. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

41

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 31, 2017

Private Investment Funds	Investment Strategy	Date of Acquisition	Cost	Value
Adage Capital Partners, LP	US Equity	07/01/16	$40,000,000	$46,151,999
AJO Emerging Markets Hedge Fund, LP	Long-Short Emerging Markets Equity	03/01/17	20,000,000	20,092,730
AJO Emerging Markets Offshore Fund, Ltd.	Long-Short Emerging Markets Equity	03/01/17	15,000,000	15,069,548
Canyon Value Realization Fund, LP	Multi-Strategy	12/31/97 - 04/03/06	23,797,935	82,127,177
Convexity Capital Offshore, LP	Relative Value	02/16/06 - 04/01/13	52,029,177	41,032,021
Cumulus Fund, Ltd.	Commodities-Weather	09/01/16 - 03/01/17	53,000,000	42,615,557
Farallon Capital Institutional Partners, LP	Multi-Strategy	01/01/13	2,548,636	3,203,109
GSA Trend Fund, Ltd.	Trend Following	09/01/16 - 12/01/16	55,000,000	52,586,579
Honeycomb Partners, LP	Long-Short Global	07/01/16 - 03/01/17	50,000,000	55,412,932
Hudson Bay International, Ltd.	Relative Value	07/01/14	45,003,892	45,274,407
Lansdowne Developed Markets Fund, Ltd.	Long-Short Global	06/01/06 - 04/01/13	88,096,421	134,900,524
Latimer Light Partners, LP	Long-Short Global	10/01/15 - 01/01/16	47,479,807	45,702,379
Man AHL Short Term Trading Limited	Currency Trading	08/01/16	20,000,000	20,292,186
OZ Domestic Partners, LP	Multi-Strategy	09/30/03	782,078	329,516
QVT Roiv Hldgs Onshore, Ltd.	Multi-Strategy	01/05/16	3,114,245	3,515,470
Soroban Cayman Fund, Ltd.	Long-Short Global	07/01/16 - 01/01/17	41,000,000	45,289,221
Tessera Offshore Fund, Ltd.	Long-Short US Small-Cap	01/01/17	25,000,000	25,528,423
				679,123,778
Disputed Claims Receipt
AMR Corp.		12/09/13	—	377,467
Total (16.7% of Net Assets)				$679,501,245

(g)	Treasury bills and discount notes do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.
(h)	Security or a portion thereof is held as initial margin for financial futures.
(i)	Security or a portion thereof is pledged as collateral for swap contracts.
(j)	Security or a portion thereof is pledged as collateral for forward contracts.

42

TIFF MULTI-ASSET FUND NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2017

1.	Organization

TIFF Investment Program ("TIP") is a no-load, open-end management investment company that seeks to improve the net investment returns of its members through two investment vehicles, each with its own investment objective and policies. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of March 31, 2017, TIP consisted of two mutual funds, TIFF Multi-Asset Fund ("MAF" or the "fund") and TIFF Short-Term Fund, each of which is diversified, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The schedule of investments and notes presented here relate only to MAF.

Investment Objective

The fund's investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.

2.	Summary of Significant Accounting Policies

The fund operates as a diversified investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The preparation of financial statements in conformity with US generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers National Market System (‘‘NASDAQ’’) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Over-the-counter ("OTC") stocks not quoted on NASDAQ and foreign stocks that are traded OTC are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Exchange-traded and OTC options and futures contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures and written option sales contracts). Forward foreign currency exchange contracts are valued at their respective fair market values. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value. The fund has established a pricing hierarchy to determine the order of pricing sources utilized in valuing its portfolio holdings. The pricing hierarchy has been approved by the TIP board of trustees (the "board").

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The fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and OTC markets) and the time at which the net asset value of the fund is determined. If the TIP Valuation Committee believes that a particular event would materially affect net asset value, further adjustment is considered.

MAF invests in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by MAF are generally securities for which market quotations are not readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The board has approved valuation procedures pursuant to which MAF values its interests in private investment funds at ‘‘fair value.’’ If a private investment fund does not provide a value to MAF on a timely basis, MAF determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time MAF values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that MAF could reasonably expect to receive from the private investment fund if MAF's interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that MAF believes is reliable.

Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by the board. Such procedures use fundamental valuation methods, which may include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

Fair value is defined as the price that the fund could reasonably expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical assets and liabilities

44

Level 2 – other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

The following is a summary of the inputs used as of March 31, 2017 in valuing the fund’s assets and liabilities carried at fair value:

TIFF Multi-Asset Fund
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks* +	$998,405,982	$1,178,551,908	$—	$2,176,957,890
Participation Notes	—	27,902,822	—	27,902,822
Rights	—	10,142	—	10,142
Warrants	4,518,642	24,182	—	4,542,824
Convertible Bonds	—	289,700	—	289,700
US Treasury Bonds/Notes	432,041,998	—	—	432,041,998
Exchange-Traded Funds and Mutual Funds	143,536,238	—	—	143,536,238
Private Investment Funds	—	—	679,123,778	679,123,778
Publicly Traded Limited Partnerships	1,831,539	—	—	1,831,539
Preferred Stocks*	—	10,884,728	—	10,884,728
Purchased Options	1,909,400	—	—	1,909,400
Disputed Claims Receipt	—	—	377,467	377,467
Short-Term Investments	556,879,917	—	—	556,879,917
Total Investments in Securities	2,139,123,716	1,217,663,482	679,501,245	4,036,288,443
Swap Contracts - Equity Risk	—	—	4,955,852	4,955,852
Total Assets	$2,139,123,716	$1,217,663,482	$684,497,097	$4,041,284,295
Liabilities
Financial Futures Contracts - Equity Risk	(110,885)	—	—	(110,885)
Financial Futures Contracts - Foreign Currency Risk	(3,098,253)	—	—	(3,098,253)
Forward Currency Contracts – Foreign Currency Risk	—	(675,345)	—	(675,345)
Swap Contracts - Equity Risk	—	—	(604,160)	(604,160)
Written Options - Equity Risk	(65,240)	—	—	(65,240)
Total Liabilities	$(3,274,378)	$(675,345)	$(604,160)	$(4,553,883)
*	Securities categorized as Level 2 primarily include listed foreign equities whose values have been adjusted with factors to reflect changes to foreign markets after market close.
+	There are securities in this category that have a market value of zero and are categorized as Level 3.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the fund. This does not include transfers between Level 1 investments and Level 2 investments due to the fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described earlier within Note 1, international fair value pricing of securities occurs on certain portfolio securities when available. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The fund recognizes transfers into and transfers out of the valuation levels at the beginning of the reporting period.

45

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2016	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2017	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 03/31/17 for the period ended 03/31/17
Common Stocks*	$-	$-	$3,712,321	$-	$-	$-	$(3,712,321)	$-	$-
Disputed Claims Receipt	471,183	-	(93,716)	-	-	-	-	377,467	(93,716)
Private Investment Funds	608,111,181	22,724	14,970,246	81,500,000	(25,480,373)	-	-	679,123,778	14,970,246
Swap Contracts	(955,842)	13,010,144	5,307,534	2,254,557,382	(2,267,567,526)	-	-	4,351,692	5,307,534
Total	$607,626,522	$13,032,868	$23,896,385	$2,336,057,382	$(2,293,047,899)	$-	$(3,712,321)	$683,852,937	$20,184,064

* There are Common Stocks categorized as Level 3 that have a market value of zero.

Securities designated as Level 3 in the fair value hierarchy are valued using methodologies and procedures established by the board, and the TIP Valuation Committee, which was established to serve as an agent of the board. Management is responsible for the execution of these valuation procedures. Transfers to/from, or additions to, Level 3 require a determination of the valuation methodology, including the use of unobservable inputs, by the TIP Valuation Committee.

The TIP Valuation Committee meets no less than quarterly to review the methodologies and significant unobservable inputs currently in use, and to adjust the pricing models as necessary. Any adjustments to the pricing models are documented in the minutes of the TIP Valuation Committee meetings, which are provided to the board on a quarterly basis.

The following is a summary of the procedures and significant unobservable inputs used in Level 3 investments:

Common Stock and Disputed Claims Receipt. Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by the board. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. On a quarterly basis, the TIP Valuation Committee reviews the valuations in light of current information available about the issuer, security, or market trends to adjust the pricing models, if deemed necessary.

Swap Contracts. The swap contracts held expose MAF to the returns, either positive or negative, of special purpose vehicles (SPVs) that hold actively managed portfolios of marketable investments. The SPVs were created by Morgan Stanley Capital Services LLC, the swap counterparty, and are valued daily by the administrators of the SPVs based on the value of the assets held by the SPVs. Although independently received on a daily basis, the fund does not have the transparency to view the underlying inputs which support the value. Significant changes in the value would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. The fund is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.

Private Investment Funds. Private investment funds are valued at fair value using net asset values received on monthly statements, adjusted for the most recent estimated value or performance provided by the management of the private investment fund. In most cases, values are adjusted further by the total returns of indices or exchange-traded funds that track markets to which the private investment fund is fully or partially exposed, as determined by the TIP Valuation Committee upon review of information provided by the private investment fund. On a quarterly basis, the TIP Valuation Committee compares the valuations as determined by the pricing models at each month-end during the quarter to statements provided by management of the private investment funds in order to recalibrate the market exposures, the indices, or exchange-traded funds used in the pricing models as necessary.

46

The valuation techniques and significant observable inputs used in recurring Level 3 fair value measurements of assets were as follows:

As of March 31, 2017	Fair Value	Valuation Methodology	Significant Unobservable Inputs	Range	Weighted Average
Common Stocks	$—	Last market price	Discount(%)	100%	100%
Disputed Claims Receipt	377,467	Corporate action model	Future claim awards	—	—
Private Investment Funds	679,123,778	Adjusted net asset value	Manager estimates	(3.07)% - 2.60%	0.32%
			Market returns*	(0.38)% - 1.07%	0.41%

* Weighted by estimated exposure to chosen indices or exchange-traded funds.

The following are descriptions of the sensitivity of the Level 3 recurring fair value measurements to changes in the significant unobservable inputs presented in the table above:

Common Stocks and Disputed Claims Receipt. The methodology and unobservable inputs in the above chart reflect the methodology and significant unobservable inputs of securities held at period ended March 31, 2017. The discount for lack of marketability used to determine fair value may include other factors such as liquidity or credit risk. An increase (decrease) in the discount would result in a lower or higher fair value measurement.

Private Investment Funds. The range of manager estimates and market returns reflected in the above chart identify the range of estimates and returns used in valuing the private investment funds at period ended March 31, 2017. A significant increase (decrease) in the estimates received from the manager of the private investment funds would result in a significantly higher(lower) fair value measurement. A significant increase (decrease) in the market return weighted by estimated exposures to chosen indices would result in a significantly higher or lower fair value measurement.

The table below details the fund’s ability to redeem from private investment funds that are classified as Level 3 assets. The private investment funds in this category generally impose a “lockup” or "gating" provision, which may restrict the timing, amount, or frequency of redemptions. All or a portion of the interests in these privately offered funds generally are deemed to be illiquid.

47

	Fair Value	Redemption Frequency	Redemption Notice Period
US Equity (a)	$46,151,999	quarterly	60 days
Long-Short Emerging Markets Equity (b)	35,162,278	daily	7 days
Multi-Strategy (c)	89,175,272	daily (92%)	2 days
Long-Short Global (d)	281,305,056	monthly (16%), quarterly (48%), semi-annually (20%), 3 year rolling (16%)	45-90 days
Relative Value (e)	86,306,428	quarterly	65-90 days
Commodities-Weather (f)	42,615,557	monthly	30 days
Trend Following (g)	52,586,579	daily	2 days
Currency Trading (h)	20,292,186	daily	30 days
Long-Short US Small-Cap (i)	25,528,423	quarterly	45 days
Total	$679,123,778
(a)	This strategy primarily comprises long positions in US common stock.
(b)	This strategy primarily comprises long and short positions in Emerging Market common stocks.
(c)	This strategy primarily comprises capital allocated to various strategies based on risk and return profiles. This strategy includes $7,048,095 of redemption residuals that are illiquid.
(d)	This strategy primarily comprises long and short positions in global common stocks.
(e)	This strategy primarily seeks to exploit price differences between similar securities through both long and short positions.
(f)	This strategy primarily comprises long and short positions in commodity related instruments, with a key input being weather forecasts.
(g)	This strategy primarily comprises long and short investments in commodity, equity index, currency, and fixed income futures, based on trailing price movements.
(h)	This strategy primarily comprises long and short positions in currency pairs.
(i)	This strategy primarily comprises long and short positions in in US Small-Cap common stocks.

3.	Derivatives and Other Financial Instruments

During the period ended March 31, 2017, the fund invested in derivatives, such as but not limited to futures, currency forwards, purchased and written options, and total return swaps for hedging, liquidity, index exposure, and active management strategies. Derivatives are used for ‘‘hedging’’ when TIFF Advisory Services, Inc. ("TAS") or a money manager seeks to protect the fund’s investments from a decline in value. Derivative strategies are also used when TAS or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of the fund’s portfolio investments and/or for purposes of total return. Depending on the purpose for which the derivative instruments are being used, the successful use of derivative instruments may depend on, among other factors, TAS’s or the money manager’s general understanding of how derivative instruments act in relation to referenced securities or markets but also on market conditions, which are out of control of TAS or the money manager.

Cover for Strategies Using Derivative Instruments

Transactions using derivative instruments, including futures contracts, written options and swaps, expose the fund to an obligation to another party and may give rise to a form of leverage. It is the fund's policy to segregate assets to cover derivative transactions that might be deemed to create leverage under Section 18 of the 1940 Act. In that regard, the fund will not enter into any such transactions unless it has covered such transactions by owning and segregating either (1) an offsetting (‘‘covered’’) position in securities, currencies, or other derivative instruments or (2) cash and/or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. When the fund is required to segregate cash or liquid securities, it will instruct its custodian as to which cash holdings or liquid assets are to be marked on the books of the fund or its custodian as segregated for purposes of Section 18 of the 1940 Act. The fund will monitor the amount of these segregated assets on a daily basis and will not enter into additional transactions that would require the segregation of cash or liquid securities unless the fund holds a sufficient amount of cash or liquid securities that can be segregated.

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Financial Futures Contracts

The fund may use futures contracts, generally in one of three ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices, globally; (2) to gain exposures, both long and short, to the returns of non-dollar currencies relative to the US dollar; and (3) to manage the duration of the fund's fixed income holdings to targeted levels. While trades here may be opportunistic in order to rebalance or otherwise adjust the fund's exposures, generally the fund's holdings of futures at the end of the period are indicative of the types, number, and magnitude of positions held throughout the period.

Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (‘‘initial margin’’). An outstanding futures contract is valued daily, and the payment in cash of ‘‘variation margin’’ will be required, a process known as ‘‘marking to the market.’’ Each day, the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.

US futures contracts have been designed by exchanges that have been designated as ‘‘contract markets’’ by the Commodity Futures Trading Commission and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts may trade on a number of exchange markets, and through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments.

Swap Contracts

The fund may use swaps and generally uses them in the following ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices (2) to gain exposure, both long and short, to the total returns of individual stocks and bonds and (3) to gain long-term exposures to the total returns of selected investment strategies. While swaps falling into the first and third categories are often held for multiple quarters, if not years, swaps in the second category can at times be held for shorter time periods or adjusted frequently based on the managers' evolving views of the expected risk/reward of the trade.

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The fund maintained four swap contracts in order to indirectly gain exposure to the investment strategies of selected investment advisors. With Morgan Stanley Capital Services LLC as the counterparty, MAF entered into a total return swap with respect to each investment strategy to which it sought exposure. Under each swap, MAF receives the return (or pays , if the return is negative) of a special purpose vehicle that invests in accordance with the applicable strategy and pays one-month Libor + an additional interest rate. The four strategies held at period end are described below. The fund’s holding of swaps at the end of the period are indicated of the types and magnitude of positions held throughout the period.

KCP Segregated Portfolio:

The typical portfolio construction is a US focused long-short portfolio. The long portfolio is passive equity exposure (primarily S&P 500, S&P 400, and Russell 2000) and the short portfolio is security-specific positions selected by the manager.

KGCP Segregated Portfolio:

The typical portfolio construction is a global looking long-short portfolio. The long portfolio is passive equity exposure (primarily MSCI ACWI and MSCI USA) and the short portfolio is security-specific positions selected by the manager.

Welton QEP Segregated Portfolio:

The typical portfolio construction is a market neutral statistical arbitrage strategy in which computers attempt to identify and take advantage of small mispricings between stocks across North America and Europe.

Clinton Quantitative Segregated Portfolio:

The typical portfolio construction is a market neutral statistical arbitrage strategy in which computers attempt to identify and take advantage of small mispricings between stocks across North America, Latin America, Europe and Asia.

Generally, swap agreements are contracts between a fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a Futures Commission Merchant and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular ‘‘notional amount’’ or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-US currency, or a ‘‘basket’’ of securities representing a particular index or portfolio of securities and other instruments. Swaps can also be based on credit and other events.

A fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty with respect to a particular swap agreement are netted out, with the fund receiving or paying, as the case may be, only the net difference in the two payments. The fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the fund). If the swap agreement does not provide for that type of netting, the full amount of the fund’s obligations will be accrued on a daily basis.

Cleared swaps are subject to mandatory central clearing. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely and may involve additional costs and risks not involved with uncleared swaps.

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Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. In certain circumstances, the fund may be required to pledge an additional amount, known as an independent amount, which is typically equal to a specified percentage of the notional amount of the trade. In some instances, the independent amount can be a significant percentage of the notional amount. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund, net of the independent amount, if any. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss. Other risks may apply if an independent amount has been posted.

The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund’s valuation procedures. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar.

Equity or Total Return Swaps. An equity swap or total return swap is an agreement between two parties under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying security taken place. For example, one party agrees to pay the other party the total return earned or realized on the notional amount of an underlying equity security and any dividends declared with respect to that equity security. Similarly, such payments may be based on the performance of an index or a portfolio of securities and other instruments. In return the other party would make payments, typically at a spread to a floating rate, calculated based on the notional amount.

Options

The fund generally uses options to hedge a portion (but not all) of the downside risk in its long or short equity positions and also opportunistically to generate total returns. The fund may also engage in writing options, for example, to express a long view on a security. When writing a put option, the risk to the fund is equal to the notional value of the position. The fund’s holdings of options have increased in type, number, and magnitude of positions held during the period. Refer to written options table on page 52 for information on written option activity during the period.

Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an ‘‘underlying instrument’’) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that the fund purchases may be traded on a national securities exchange or in the OTC market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.

As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, the fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, the fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, the fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.

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As the writer of a put option, the fund retains the risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option net of the premium received by the fund for the sale of the put option. If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received. As the writer of a put option, the fund may be required to pledge cash and/or other liquid assets at least equal to the value of the fund’s obligation under the written put.

The fund may write ‘‘covered’’ call options, meaning that the fund owns the underlying instrument that is subject to the call, or has cash and/or liquid securities with a value at all times sufficient to cover its potential obligations under the option. When the fund writes a covered call option covered by the underlying instrument that is subject to the call, the underlying instruments that are held by the fund and are subject to the call option will be earmarked as segregated on the books of the fund or the fund’s custodian. A fund will be unable to sell the underlying instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying instruments from segregation, for example, by segregating sufficient cash and/or liquid assets necessary to enable the fund to purchase the underlying instrument in the event the call option is exercised by the buyer.

When the fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. These contracts may also involve market risk in excess of the amounts stated in the Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counter-parties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires unexercised, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

For the period ended March 31, 2017, the fund had the following transactions in written options.

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2016	—	$—
Options written	56,000	65,926
Options terminated in closing purchase transactions	—	—
Options expired	—	—
Options assigned	—	—
Options outstanding at March 31, 2017	56,000	$65,926

Forward Currency Contracts

At times, the fund enters into forward currency contracts to manage the foreign currency exchange risk to which it is subject in the normal course of pursuing international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements. The fund's holdings of forward currency contracts at the end of the period are indicative of the types of positions held throughout the period.

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A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked-to-market daily, and the change in value is recorded by the fund as an unrealized gain or loss. The fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Forward currency contracts held by the fund are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Short Selling

At times, the fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker for securities sold short in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities or foreign currencies sold under the short sale agreement. The cash is retained by the fund’s broker as collateral for the short position. The fund must also post an additional amount of margin of 50% of the value of the short sale. Additional margin may be required as the value of the borrowed security fluctuates. The liability is marked-to-market while it remains open to reflect the current settlement obligation. Until the security or currency is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.

In ‘‘short selling,’’ the fund sells borrowed securities or currencies which must at some date be repurchased and returned to the lender. If the market value of securities or currencies sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Interest Only Securities

The fund may invest in interest only securities ("IOs"), which entitle the holder to the interest payments in a pool of mortgages, Treasury bonds, or other bonds. With respect to mortgage-backed IOs, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investment in an IO. The fair market value of these securities is volatile in response to changes in interest rates.

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Derivative Disclosure

The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund's derivative instruments grouped by contract type and primary risk exposure category as of March 31, 2017. These derivatives are not accounted for as hedging instruments.

The following table lists the fair values of the fund's derivative holdings as of March 31, 2017, grouped by contract type and risk exposure category.

Derivative Type	Balance Sheet Location	Foreign Currency Risk	Equity Risk	Total
Asset Derivatives

Purchased Options	Investments, at value	$—	$1,909,400	$1,909,400
Swap Contracts	Swap contracts, at value	—	4,955,852	4,955,852
Total Value - Assets		$—	$6,865,252	$6,865,252

Liability Derivatives

Written Options	Investments, at value	$—	$(65,240)	$(65,240)
Swap Contracts	Swap contracts, at value	—	(604,160)	(604,160)
Forward Currency Contracts	Unrealized appreciation on forward currency contracts	(675,345)	—	(675,345)
Financial Futures Contracts	Variation margin*	(3,098,253)	(110,885)	(3,209,138)
Total Value - Liabilities		$(3,773,598)	$(780,285)	$(4,553,883)

* Cumulative appreciation (depreciation) of futures contracts is reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

4. Federal Tax Information

For federal income tax purposes, the cost of investments owned at March 31, 2017 has been estimated since the final tax characteristic cannot be determined until subsequent to fiscal year end. The cost of investments, the aggregate gross unrealized appreciation/(depreciation), and the net unrealized appreciation/(depreciation) on investment securities, other than proceeds from securities sold short, at March 31, 2017, are as follows:

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Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation	Cost
$443,297,621	$(313,610,141)	$129,687,480	$3,906,600,963

The difference between the tax cost of investments and the cost of investments for US GAAP purposes is primarily due to the tax treatment of wash sale losses, TIPs deflationary adjustments, income/losses from underlying partnerships, marked-to-market of investments in passive foreign investment companies, and constructive sales.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These ‘‘book/tax’’ differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital account based on their federal tax-basis treatment; temporary differences do not require reclassification. The amount and character of tax basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of March 31, 2017.

5. Repurchase Agreements

The fund will engage in repurchase and reverse repurchase transactions under the terms of master repurchase agreements with parties approved by TAS or the relevant money manager.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. In transactions that are considered to be collateralized fully, the securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the repurchase price thereof, including accrued interest.

In a reverse repurchase agreement, the fund sells US Government securities and simultaneously agrees to repurchase them at an agreed-upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Reverse repurchase agreements create leverage, a speculative factor, but will not be considered borrowings for the purposes of limitations on borrowings. When a fund enters into a reverse repurchase agreement, it must segregate on its or its custodian's books cash and/or liquid securities in an amount equal to the amount of the fund's obligation (cost) to repurchase the securities, including accrued interest.

The following table presents the fund’s repurchase agreements net of amounts available for offset and net of the related collateral received as of March 31, 2017:

Counterparty	Assets Subject to a Netting Provision or Similar Arrangement	Liabilities Available for Offset	Collateral Received	Net Amount
Fixed Income Clearing Corp.	$57,980,225	$—	$(57,980,225)	$—
Total	$57,980,225	$—	$(57,980,225)	$—

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Please see Note 3, Derivatives and Other Financial Instruments, for further discussion of netting provisions and similar arrangements.

6. Concentration of Risks

MAF may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund engages multiple external money managers, each of which manages a portion of the fund's assets. A multi-manager fund entails the risk, among others, that the advisor may not be able to (1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.

The fund invests in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

The fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the US, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The fund invests in small capitalization stocks. These investments may entail different risks than larger capitalizations stocks, including potentially lesser degrees of liquidity.

7. Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.

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TIFF SHORT-Term Fund / schedule of investments (UNAUDITED)*

March 31, 2017

	Principal Amount	Value
Investments — 102.9% of net assets

Short-Term Investments — 102.9%

Repurchase Agreement — 4.0%
Fixed Income Clearing Corp. issued on 03/31/2017 (proceeds at maturity $3,273,259) (collateralized by US Treasury Bond, due 05/15/44 with a total par value of $3,100,000 and a total market value of $3,342,082) 0.090%, 04/03/17 (Cost $3,273,234)	$3,273,234	$3,273,234

US Treasury Bills (a) — 98.9%
US Treasury Bill, due on 04/27/17	1,000,000	999,520
US Treasury Bill, due on 05/18/17	6,000,000	5,994,600
US Treasury Bill, due on 05/25/17	1,000,000	998,978
US Treasury Bill, due on 06/15/17	6,000,000	5,991,192
US Treasury Bill, due on 06/22/17	15,000,000	14,975,130
US Treasury Bill, due on 07/06/17	2,000,000	1,996,040
US Treasury Bill, due on 07/13/17	2,000,000	1,995,742
US Treasury Bill, due on 07/27/17	18,000,000	17,956,008
US Treasury Bill, due on 08/03/17	5,000,000	4,986,890
US Treasury Bill, due on 08/17/17	1,000,000	997,072
US Treasury Bill, due on 08/31/17	23,000,000	22,920,466
US Treasury Bill, due on 10/05/17	2,000,000	1,991,000

Total US Treasury Bills — 98.9% (Cost $81,835,481)		81,802,638

Total Short-Term Investments (Cost $85,108,715)		85,075,872

Total Investments — 102.9% (Cost $85,108,715)		85,075,872

Liabilities in Excess of Other Assets — (2.9)%		(2,368,033)

Net Assets — 100.0%		$82,707,839

*	Approximately 2.4% of the fund's total investments are maintained to cover "senior securities transactions" which may include, but are not limited to TBAs. These securities are marked-to-market daily and reviewed against the value of the fund's "senior securities" holdings to maintain proper coverage for the transactions.
(a)	Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

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TIFF SHORT-TERM FUND NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2017

1. Organization

TIFF Investment Program ("TIP") is a no-load, open-end management investment company that seeks to improve the net investment returns of its members through two investment vehicles, each with its own investment objective and policies. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of March 31, 2017, TIP consisted of two mutual funds, TIFF Multi-Asset Fund ("MAF") and TIFF Short-Term Fund ("STF" or the "fund"), each of which is diversified, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The schedule of investments and notes presented here relate only to STF.

Investment Objective

STF's investment objective is to attain as high a rate of current income as is consistent with ensuring that the fund’s risk of principal loss does not exceed that of a portfolio invested in six-month US Treasury bills.

2. Summary of Significant Accounting Policies

The fund operates as a diversified investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

The preparation of financial statements in conformity with US generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Short-term debt securities having a remaining maturity of less than one year are valued at amortized cost using straight-line amortization, which approximates fair value, and short-term debt securities having a remaining maturity of greater than one year are valued at amortized cost using yield to maturity amortization.

Fair value is defined as the price that the fund could reasonable expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

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Level 1 – quoted prices in active markets for identical assets and liabilities

Level 2 – other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

During the period ended March 31, 2017, all of the fund’s investments were valued using Level 1 inputs and, as a result, there were no transfers between any of the fair value hierarchy levels.

3. Federal Tax Information

For federal income tax purposes, the cost of investments owned at March 31, 2017 has been estimated since the final tax characteristic cannot be determined until fiscal year end. The cost of investments, the aggregate gross unrealized appreciation/(depreciation) and the net unrealized appreciation/(depreciation) on investment securities, at March 31, 2017, are as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation	Cost
$100	$(32,943)	$(32,843)	$85,108,715

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These ‘‘book/tax’’ differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of March 31, 2017.

4. Repurchase Agreements

The fund will engage in repurchase transactions under the terms of master repurchase agreements with parties approved by TAS.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and the procedures adopted by the fund require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty.

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Counterparty	Assets Subject to a Netting Provision or Similar Arrangement	Liabilities Available for Offset	Collateral Received	Net Amount
Fixed Income Clearing Corp.	$3,273,234	$—	$(3,273,234)	$—
Total	$3,273,234	$—	$(3,273,234)	$—

5. Concentration of Risks

The fund may engage in transactions with counterparties, including but not limited to repurchase agreements. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

From time to time, a fund may have members that hold significant portions of the fund’s outstanding shares.

Investment activities of such members could have a material impact on the fund. As of March 31, 2017, TAS, the advisor to the fund, owned 39% of STF.

6. Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.

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Item 2. Controls and Procedures.

(a) The registrant's Chief Executive Officer and Chief Financial Officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 ( the “1940 Act”) (17 CFR 270.30a-3(c)) were effective as of a date within 90 days prior to filing of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of the Chief Executive Officer and Chief Financial Officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIFF Investment Program

By:	/s/ Richard J. Flannery
Richard J. Flannery, President and Chief Executive Officer

Date	5/30/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard J. Flannery
Richard J.Flannery, President and Chief Executive Officer

Date	5/30/17

By:	/s/ Dawn I. Lezon
Dawn I. Lezon, Treasurer and Chief Financial Officer

Date	5/30/17